SEC Registration Nos.
811-6525 and 33-44968

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 24

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 24

Calvert Municipal Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

Registrant's Telephone Number:
(301) 951-4881

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

It is proposed that this filing will become	effective

__ Immediately upon filing	XX on April 30, 2004
pursuant to paragraph (b)	pursuant to paragraph (b) of Rule 485.

__ 60 days after filing	__ on
pursuant to paragraph (a) of Rule 485.	pursuant to paragraph (a) of Rule 485.


Prospectus

Calvert Tax-Free Reserves

Money Market Portfolio

Limited-Term Portfolio

Long-Term Portfolio

Calvert National Municipal

Intermediate Fund

April 30, 2004

PROSPECTUS

April 30, 2004

CALVERT TAX-FREE RESERVES FUND

Money Market Portfolio

Limited-Term Portfolio

Long-Term Portfolio

CALVERT MUNICIPAL FUND, INC.

Calvert National Municipal Intermediate Fund

About the Funds

1       Investment Objective, Strategy, Past Performance

13      Fees and Expenses

15      Investment Practices and Risks

About Your Investment

19      About Calvert

19      Advisory Fees

20      How to Buy Shares (Sales Charges, etc.)

23      Important -- How Shares are Priced

25      Other Calvert Features

         (Exchanges, Minimum Account Balance, etc.)

28      Dividends, Capital Gains and Taxes

30      How to Sell Shares

33      Financial Highlights

38      Exhibit A -- Reduced Sales Charges

40      Exhibit B -- Service Fees and

         Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

--------------------------------------------------------------------------------------------------------------------------------------------------

CTFR MONEY MARKET

Objective

CTFR Money Market (the "Fund" or "Money Market") seeks to earn the highest level of interest income, exempt from federal income taxes, as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies and Related Risks

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

CTFR Money Market invests in fixed and floating rate municipal bonds and notes, variable rate demand notes, tax-exempt commercial paper, and other high-quality, short-term municipal obligations. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

The Fund may purchase securities that have not been rated by a rating agency, so long as the Advisor determines they are of comparable credit quality to rated securities permissible for the Fund.

Unrated and privately placed securities may be less liquid than those that are rated or have an active trading market.

CTFR Money Market's yield will change in response to market interest rates. In general, as market rates go up so will the Fund's yield, and vice versa. Although the Fund tries to keep the value of its shares constant at $1.00 per share, changes in market rates, and or sudden credit deterioration of a holding could cause the value to decrease. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of  the U.S. Government.

The Fund limits the amount it invests in any one issuer to try to lessen its exposure.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

CTFR Money Market Performance

The bar chart and table below show the Fund's Class O annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's returns over time to the Lipper Tax-Exempt Money Market Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund's past performance does not necessarily indicate how the Fund will perform in the future.

CTFR Money Market

Year-by-Year Total Return

[INSERT CTFR MM BAR CHART HERE]

Best Quarter (of periods shown)	Q2 '95	1.02%
Worst Quarter (of periods shown)	Q3 '03	0.08%

Average Annual Total Returns (for the periods ended 12.31.03)

	1 year	5 years	10 years
CTFR Money Market (Class O)	0.50%	2.16%	2.75%
Lipper Tax-Exempt Money Market Funds Average	0.45%	1.95%	2.47%

For current yield information, call 800-368-2745, or visit Calvert's website at www.calvert.com.

--------------------------------------------------------------------------------------------------------------------------------------------------

CTFR LIMITED-TERM

Objective

CTFR Limited-Term (the "Fund" or "Limited-Term") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

While seeking to achieve its objective, CTFR Limited-Term strives to minimize volatility in the net asset value (NAV) per share. The Advisor intends under normal circumstances to maintain an average portfolio maturity of three years or less. The Fund typically invests at least 85% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced. This may include investments with unusual features or privately placed issues that are not widely followed in the fixed income marketplace.

The Fund may invest in a variety of  tax-exempt obligations including tax-supported debt (general obligation bonds and notes of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation in such investments. The obligations may be structured as variable rate or adjustable rate obligations and are often supported by a third party letter of credit.

Many of the instruments held by the Fund are supported by a credit facility (to improve the credit quality) or liquidity facility (to shorten the maturity) provided by banks; thus, the Fund has an exposure to the banking industry.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-        The market prices of bonds decline

-        The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices might not work to achieve their desired result.

-        The credit quality of the securities deteriorates, which could lead to bankruptcy. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-        The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.

-        The Advisor's allocation among different sectors of the bond market does not perform as well as expected

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CTFR Limited-Term Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Short Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows Fund returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

CTFR Limited-Term

Year-by-Year Total Return (at NAV)

[INSERT LIMITED-TERM BAR CHART HERE]

Best Quarter (of periods shown)	Q1 '95	1.64%
Worst Quarter (of periods shown)	Q3 '03	0.28%

Average Annual Total Returns (for the periods ended 12.31.03)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CTFR Limited-Term
Return before taxes	0.88%	3.16%	3.56%
Return after taxes on distributions	0.87%	3.16%	3.56%
Return after taxes on distributions and sale of Fund shares	1.22%	3.17%	3.57%
Lehman Municipal Bond Index TR	5.31%	5.83%	6.03%
Lipper Short Municipal Debt Funds Average	2.06%	3.55%	3.86%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

--------------------------------------------------------------------------------------------------------------------------------------------------

CMF INTERMEDIATE

Objective

Calvert National Municipal Intermediate Fund (the "Fund" or "Intermediate") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and certain quality and maturity characteristics.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax. Securities that generate income subject to alternative minimum tax may be included in the 80%.

The Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced. The average dollar-weighted maturity will be between 3 and 10 years.

The Fund may invest in tax-exempt obligations, such as tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-        The market prices of bonds decline

-        The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices might not work to achieve their desired result

-        The credit quality of the securities deteriorates, which could lead to bankruptcy. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-        The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.

-        The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-        The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Fund.
-        The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit and market risk than investment grade bonds.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CMF Intermediate Performance

The following bar chart and table show the Fund's annual returns and its long-term performance. The information provides some indication of the risks of investing in the Fund. The chart shows how the performance of the shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal 10 Year Bond Index TR. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper Intermediate Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows Fund returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

CMF Intermediate

Year-by-Year Total Return (at NAV)

Best Quarter (of periods shown)	Q1 '95	5.19%
Worst Quarter (of periods shown)	Q1 '94	-2.40%

Average Annual Total Returns (for the periods ended 12.31.03)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CMF Intermediate
Return before taxes	1.46%	4.44%	5.11%
Return after taxes on distributions	1.35%	4.36%	5.05%
Return after taxes on distributions and sale of Fund shares	2.24%	4.34%	4.99%
Lehman Municipal 10 Year Bond Index TR	5.70%	5.91%	6.13%
Lipper Intermediate Municipal Debt Funds Average	4.01%	4.86%	5.07%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

--------------------------------------------------------------------------------------------------------------------------------------------------

CTFR LONG-TERM

Objective

CTFR Long-Term (the "Fund" or "Long-Term") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund.

Principal Investment Strategies

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

The Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced in various maturity ranges. To the extent it may do so consistent with its investment objective, the Fund follows a strategy to also seek to provide a competitive rate of total return. There is no limit on the Fund's average portfolio maturity.

The Fund may invest in a variety of  tax-exempt obligations including tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-        The market prices of bonds decline

-        The individual bonds in the Fund do not perform as well as expected, due to credit, political or other risks and/or the Fund's portfolio management practices might not work to achieve their desired result

-        The credit quality of the securities deteriorates, which could lead to bankruptcy. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-        The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease.

-        The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-        The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Fund.

-        The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit and market risk than investment grade bonds.

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

CTFR Long-Term Performance

The bar chart and table below show the Fund's annual returns and its long-term performance. The chart and table provide some indication of the risks of investing in the Fund. The chart shows how the performance of the shares has varied from year to year. The table compares the Fund's performance over time to that of the Lehman Municipal Bond Index. This is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper General Municipal Debt Funds Average, an average of the annual return of mutual funds that have an investment goal similar to that of the Fund. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows Fund returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

CTFR Long-Term

Year-by-Year Total Return (at NAV)

[INSERT CTFR LONG-TERM BAR CHART HERE]

Best Quarter (of periods shown)	Q3 '02	6.27%
Worst Quarter (of periods shown)	Q1 '94	-3.59%

Average Annual Total Returns (for the periods ended 12.31.03)

(with maximum sales charge deducted)

	1 year	5 years	10 years
CTFR Long-Term
Return before taxes	0.86%	4.56%	5.20%
Return after taxes on distributions	0.68%	4.42%	5.03%
Return after taxes on distributions and sale of Fund shares	2.19%	4.47%	5.07%
Lehman Municipal Bond Index TR	5.31%	5.83%	6.03%
Lipper General Municipal Debt Funds Average	4.75%	4.52%	4.98%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

FEES AND EXPENSES

	Money	Limited-	Inter-	Long-
	Market	Term	mediate	Term
Shareholder Fees
(fees paid directly from
your account)

Maximum sales charge (load)
imposed on purchases	None	1.00%	2.75%	3.75%
(as a percentage of
offering price)

Maximum deferred sales
charge (load)
(as a percentage of purchase	None	None[1]	None[2]	None[2]
or redemption proceeds,
whichever is lower)

Redemption fee[3]	None	2%	2%	2%
(as a % of redemption
proceeds) Note: Redemption fee
applies only to redemptions,
including exchanges, within
30 days of purchase (within
five days for Limited-Term).

Low balance fee	$3/month	None	None	None
(Money Market only, for
accounts under $1,000)

Annual Fund Operating
Expenses (expenses that are
deducted from Fund assets)[4]

Management fees	.47%	.50%	.70%	.60%

Distribution and service
(12b-1) fees	None	None	.00%	.09%

Other expenses	.20%	.07%	.24%	.17%

Total annual fund
operating expenses	.67%	.57%	.94%[5]	.86%[5]

1        Purchases of Limited-Term shares for accounts with $250,000 or more are not subject to front-end sales charges, but may be subject to a 0.10% contingent deferred sales charge on shares redeemed within 9 months of purchase. (See "How to Buy Shares.")

2        Purchases of Intermediate and Long-Term shares for accounts with $1 million or more are not subject to front-end sales charges, but may be subject to a 0.80% contingent deferred sales charge on shares redeemed within 1 year of purchase. (See "How to Buy Shares.")

3        The redemption fee applies to redemptions, including exchanges, within 30 days of purchase (within five days for Limited-Term). The fee will not be charged directly on certain retirement platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

4        Expenses are based on the Fund's most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

5        Total annual fund operating expenses reflect an indirect fee and fees before waivers. Indirect fees result from the Fund's offset arrangement with the custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses. Net operating expenses after reductions for fees paid indirectly and fee waivers would be .92%, and ..85% for Intermediate and Long-Term Portfolios, respectively.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in the Fund for the time periods indicated;

- Your investment has a 5% return each year;

- The Fund's operating expenses remain the same; and

- You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

         Number of Years Investment Is Held

	1 Year	3 Years	5 Years	10 Years
Money Market	$68	$214	$373	$835
Limited-Term	$158	$281	$415	$806
Intermediate	$368	$566	$781	$1,398
Long-Term	$459	$639	$834	$1,396

Investment Practices and Risks

The most concise description of the principal investment strategies and associated risks is under the earlier summary for each Fund. Limited-Term, Intermediate, and Long-Term are also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the Fund's investment practices and techniques.

For each of the investment practices listed, the table below shows the limitations for Limited -Term, Intermediate and Long-Term as a percentage of assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks). Numbers in this table show maximum allowable amount only; for actual usage, consult the annual/semi-annual reports.

Key to Table

J        Fund currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Fund's net assets

xT      Allowed up to x% of Fund's total assets

NA     Not applicable to this type of fund

	Ltd.- Term	Inter- mediate	Long-Term
Investment Practices
Temporary Defensive Positions.

During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective.  Risks: Opportunity.

	q	q	q

Conventional Securities

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market, Political and Credit.	J	J	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, Political and Information.

	q 15N	q 35N	q 35N

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, Political and Information.

	q	q	q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market and Transaction.	q 15N	q 15N	q 15N

Unleveraged derivative securities

Asset-backed securities. Securities are issued by a special purpose entity and are backed by fixed-income or other interest bearing assets. Risks: Credit, Interest Rate, Political and Liquidity.	q	q	q

Mortgage-backed securities. (typically, single-family mortgage bonds). Securities are backed by pools of mortgages, including passthrough certificates. Risks: Credit, Extension, Prepayment, Liquidity, Political and Interest Rate.

	q	q	q

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Funds must be covered. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity, Credit and Opportunity.

	NA	q 5N	q 5N

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate,  Market, Leverage, Correlation, Liquidity and Opportunity.

	NA	q 5N	q 5N

Structured securities. Inverse floating rate municipal notes and bonds. These securities tend to be highly sensitive to interest rate movements. Risks: Credit, Interest Rate, Market, Leverage, Liquidity, Political and Correlation.

	q	q	q

The Funds have additional investment policies and restrictions (for example, repurchase agreements, reverse repurchase agreements, borrowing, pledging, and securities lending, and when-issued securities.) These policies and restrictions are discussed in the Statement of Additional Information ("SAI.")

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

The risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk (Municipal Bonds)

The risk that different types of municipal bonds may be adversely affected by changes or proposed changes in the federal or state tax structure, economic and regulatory development, judicial opinions, and other factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

ABOUT CALVERT

Calvert Asset Management Company, Inc. ("Calvert"), 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814,  is the Funds' investment advisor. Calvert provides the Funds with investment supervision and management and office space; furnishes executive and other personnel to the Funds, and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2004, Calvert had over $10 billion in assets under management.

Calvert uses a team approach to its management of the Funds. Tom Dailey and Gary Miller serve on the management team for the CTFR Limited-Term Portfolio and are joined by Daniel Hayes in serving on the management team for the CTFR Long-Term Portfolio and the National Municipal Intermediate Fund. Mr. Dailey has over 10 years of experience as a trader and portfolio manager and has been with Calvert since 1989. He heads the Municipal, Tax-Exempt and Money Market Division of Calvert's Fixed-Income Department. Mr. Miller has over 11 years of experience as a research analyst, trader, and portfolio manager. Mr. Hayes serves as head of the Credit Research Division and has been a portfolio manager for Calvert since 1984.

ADVISORY FEES

The following table shows the aggregate annual advisory fee paid to Calvert by each Portfolio for the most recent fiscal year as a percentage of that Portfolio's average daily net assets. Note, it does not include the administrative service fee.

Fund	Advisory Fee
Money Market	.21%
Limited-Term	.50%
Intermediate	.60%
Long-Term	.60%

HOW TO BUY SHARES

Getting Started - Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gifts/Transfers to Minor Accounts, and several other types of accounts.

Money Market offers two classes of shares, both of which are sold without a sales charge. Only Money Market Class O is offered by this prospectus.

Shares of Limited-Term, Intermediate and Long-Term are sold with a front-end sales charge. Investors pay a sales charge at the time of each purchase. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" includes the front-end sales charge. If you invest more, the percentage rate of sales charge will be lower. For example, if you invest more than $50,000 in Limited-Term, or if your cumulative purchases or the value in your account is more than $50,000,1 then the sales charge is reduced to .75%.

Limited-Term
	Sales Charge as	% of Amount
Your investment	% of offering price	invested
Less than $50,000	1.00%	1.01%
$50,000 but less than $100,000	0.75%	0.76%
$100,000 but less than $250,000	0.50%	0.50%
$250,000 and over	None[2]	None[2]

Intermediate
	Sales Charge as	% of Amount
Your investment	% of offering price	invested
Less than $50,000	2.75%	2.83%
$50,000 but less than $100,000	2.25%	2.30%
$100,000 but less than $250,000	1.75%	1.78%
$250,000 but less than $500,000	1.25%	1.27%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None[3]	None[3]

Long-Term
	Sales Charge as	% of Amount
Your investment	% of offering price	invested
Less than $50,000	3.75%	3.90%
$50,000 but less than $100,000	3.00%	3.09%
$100,000 but less than $250,000	2.25%	2.30%
$250,000 but less than $500,000	1.75%	1.78%
$500,000 but less than $1,000,000	1.00%	1.01%
$1,000,000 and over	None[3]	None[3]

1        This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. See Exhibit A.

2        Purchases of Limited-Term shares at NAV for accounts with $250,000 or more on which a finder's fee has been paid are subject to a nine-month contingent deferred sales charge ("CDSC") of 0.10%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

3        Purchases of Intermediate and CTFR Long-Term shares at NAV for accounts with $1,000,000 or more on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. See the "Calculation of Contingent Deferred Sales Charge."

The front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Calculation of Contingent Deferred Sales Charge

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Distribution and Service Fees

Intermediate and Long-Term have each adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The table below shows the maximum annual percentage payable under the distribution plan, and the amount actually paid by each Fund for the most recent fiscal year. The fees are based on average daily net assets.

Maximum Payable under Plan/Amount Actually Paid

Money Market	None/None
Limited-Term	None/None
Intermediate	0.25%/None
Long-Term	0.35%/0.09%

Next Step -- Account Application

Complete and sign an application for each new account. For more information, contact your financial professional or our shareholder services department at 800-368-2748.

Minimum To Open an Account	Minimum additional
$2,000	investments -$250
(The Money Market Portfolio
may charge a $2 service fee on
check purchases of less than $250)

Please make your check payable

to the Fund and mail it to:

New Accounts	Subsequent Investments
(include application)	(include investment slip)
Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas, City MO	Kansas City, MO
64121-9544	64121-9739

Certified or	Calvert
Overnight Mail	c/o BFDS,
330 West 9th St.
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account.  The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity.  The Fund may place limits on account transactions while it is in the process of attempting to verify your identity.  If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

IMPORTANT - HOW SHARES ARE PRICED

The price of shares is based on each Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Trustees/Directors believes accurately reflects fair value. CTFR Money Market is valued according to the "amortized cost" method, which is intended to stabilize the NAV at $1 per share.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. Each Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires cannot be received because the banks are closed.

WHEN YOUR ACCOUNT WILL BE CREDITED

Your purchase will be processed at the NAV next calculated after your order is received in good order. All of your purchases must be made in US dollars. No cash or third party checks will be accepted. No credit card or credit loan checks will be accepted. Each Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. All purchases must be sent to the Transfer Agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the Transfer Agent and will be credited the next business day upon receipt. Any check purchase received without an investment slip may cause delayed crediting. The Money Market Portfolio may charge a $2 service fee on any purchase less than the $250 minimum for subsequent investments. If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred. All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000th of a share).

CTFR Money Market

Your purchase will be credited at the net asset value calculated after your order is received and accepted. If the Transfer Agent receives your wire purchase by 5 p.m. ET, your account will begin earning dividends on the next business day. Exchanges begin earning dividends the next business day after the exchange request is received by mail or telephone. Purchases received by check will begin earning dividends the next business day after they are credited to the account.

OTHER CALVERT FEATURES

Calvert Information Network

For 24-hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days before redemption requests will be honored. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your financial professional or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge.

Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

Each Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Funds are designed for long-term investment.  Accordingly, Calvert has adopted policies and procedures in an effort to detect and prevent market timing in its Funds. Market timing typically involves frequent, short-term trading of  Fund shares, that, in Calvert's opinion, may have a disruptive effect on the management of each Fund, drive up transaction costs for the Fund, and/or otherwise adversely affect the Fund and its shareholders. In addition to the right of each Fund (other than CTFR Money Market) to impose redemption fees on short-term trading, Calvert may reject any purchase or exchange request we believe to be market timing.

Each Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of any Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

Each Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account or a stop payment on a draft. You may be required to pay a fee for these special services; for example, the fee for stop payments is $25. CTFR Money Market will charge a $25 service fee for drafts returned for insufficient or uncollected funds.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in each of your accounts of at least $1,000. If the balance in your CTFR Money Market account falls below the minimum during a month, a $3 monthly fee may be charged to your account. If the balance in any of your accounts falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed if the balance is not brought up to the required minimum amount within 30 days.

DIVIDENDS, CAPITAL GAINS AND TAXES

Each Fund pays exempt interest dividends from its net investment income, less expenses, as shown below. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Funds do not anticipate making any such distributions unless available capital loss carryovers have been used or have expired. Dividend and distribution payments will vary between classes.

Money Market	Accrued daily, paid monthly
Limited-Term	Paid monthly
Intermediate	Paid monthly
Long-Term	Paid monthly

Dividend payment options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Group Fund may be automatically invested in an identically registered account in any other Calvert Group Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Funds in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend (Not Applicable to CTFR Money Market)

At the time of purchase, the share price of each class may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend"), you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Funds may derive up to 20% of their income from taxable  investments, for liquidity purposes or pending investment. Interest earned from taxable investments will be taxable as ordinary income.

If taxable income or gains paid to you in the past year exceed $10, the Fund will mail you Form 1099-DIV indicating the federal tax status of such payments. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

Limited-Term, Long-Term and Intermediate Only:

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, these Funds will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

You may be subject to state or local taxes on your investment, depending on the laws in your area. A letter will be mailed to you in January detailing the percentage invested in your state the previous tax year. Such dividends may be exempt from certain state income taxes.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert Group reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day your Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemptions proceeds will not be sent until the Transfer Agent is reasonably satisfied that the purchase payment has been collected. Drafts written on CTFR Money Market during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the next NAV calculated (less any applicable CDSC and redemption fee) after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Funds have the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the affected Fund, whichever is less. Each Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number, fund name and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Draftwriting (CTFR Money Market only)

You may redeem shares in your CTFR Money Market account by writing a draft for at least $250. If you complete and return the signature card for Draftwriting, the Fund will mail bank drafts to you, printed with your name and address. Drafts may not be ordered until your initial purchase has cleared. Calvert will provide printed drafts (checks). You may not print your own. Any customer-printed checks will not be honored and will be returned without notice. The Fund will charge a service fee for drafts returned for insufficient funds. The Fund will charge $25 for any stop payment on drafts. The Fund will charge a $25 fee on drafts returned for any reason. As a service to shareholders, shares may be automatically transferred between your Calvert accounts to cover drafts you have written. The signature of only one authorized signer is required to honor a draft.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Shares subject to a CDSC which are redeemed by Systematic Check Redemption will be charged the CDSC.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-        The Fund name and account number.

-        The amount of the transaction (in dollars or shares).

-        Signatures of all owners exactly as registered on the account (for mail requests).

-        Signature guarantees (if required).*

-        Any supporting legal documentation that may be required.

-        Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Redemption Fee

Each Fund (except Money Market) charges a 2% redemption fee on redemptions, including exchanges, within 30 days of purchase into that Fund (within five days for Limited-Term).

The redemption fee will be waived in the following circumstances:

-        Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.1

-        Minimum required distributions from retirement plan accounts for shareholders 70 1/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-        The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-        Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Trustees/Directors.

-        Redemption for the reallocation of purchases received under a systematic investment plan, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

1        "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand a Fund's financial performance for the past 5 fiscal years (or if shorter, the period of the Fund's operations). Each Fund's fiscal year end is December 31. Certain information reflects financial results for a single share, by Fund and Class. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from each Fund's financial statements, which for 2002 and 2003 have been audited by KPMG LLP, whose most recent report, along with a Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

Money Market
Financial Highlights

		Years Ended
		December 31,	December 31,
Class O Shares		2003	2002
Net asset value, beginning		$1.00	$1.00
Income from investment operations
Net investment income		.005	.009
Distributions from
Net investment income		(.005)	(.009)
Net asset value, ending		$1.00	$1.00

Total return*		.50%	.89%
Ratios to average net assets:
Net investment income		.49%	.90%
Total expenses		.67%	.68%
Expenses before offsets		.67%	.68%
Net expenses		.67%	.67%
Net assets, ending (in thousands)		$1,167,378	$1,085,825

		Years Ended
	December 31,	December 31,	December 31,
Class O Shares	2001	2000	1999
Net asset value, beginning	$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.024	.039	.030
Distributions from
Net investment income	(.024)	(.039)	(.030)
Net realized gain	**	--	--
Total distributions	(.024)	(.039)	(.030)
Net asset value, ending	$1.00	$1.00	$1.00

Total return*	2.47%	3.95%	3.04%
Ratios to average net assets:
Net investment income	2.41%	3.87%	2.97%
Total expenses	.63%	.65%	.65%
Expenses before offsets	.63%	.65%	.65%
Net expenses	.61%	.63%	.64%
Net assets, ending (in thousands)	$1,254,312	$1,253,987	$1,277,935

Limited-Term
Financial Highlights

		Years Ended
		December 31,	December 31,
Class A Shares		2003	2002
Net asset value, beginning		$10.74	$10.69
Income from investment operations
Net investment income		.20	.28
Net realized and unrealized gain (loss)		**	.05
Total from investment operations		.20	.33
Distributions from
Net investment income		(.20)	(.28)
Net realized gain		**	**
Total distributions		(.20)	(.28)
Total increase (decrease) in net asset value		.00	.05
Net asset value, ending		$10.74	$10.74

Total return*		1.91%	3.11%
Ratios to average net assets:
Net investment income		1.88%	2.57%
Total expenses		.57%	.62%
Expenses before offsets		.57%	.62%
Net expenses		.57%	.62%
Portfolio turnover		31%	47%
Net assets, ending (in thousands)		$1,659,356	$1,348,434

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2001	2000	1999
Net asset value, beginning	$10.66	$10.64	$10.71
Income from investment operations
Net investment income	.44	.45	.37
Net realized and unrealized gain (loss)	.03	.02	(.07)
Total from investment operations	.47	.47	.30
Distributions from
Net investment income	(.44)	(.45)	(.37)
Total increase (decrease) in net asset value	.03	.02	(.07)
Net asset value, ending	$10.69	$10.66	$10.64

Total return*	4.46%	4.53%	2.86%
Ratios to average net assets:
Net investment income	4.09%	4.22%	3.47%
Total expenses	.70%	.72%	.71%
Expenses before offsets	.70%	.72%	.71%
Net expenses	.69%	.70%	.70%
Portfolio turnover	63%	82%	78%
Net assets, ending (in thousands)	$670,479	$463,465	$523,743

Intermediate
Financial Highlights

		Years Ended
		December 31,	December 31,
Class A Shares		2003	2002
Net asset value, beginning		$11.10	$10.58
Income from investment operations
Net investment income		.38	.42
Net realized and unrealized gain (loss)		.08	.60
Total from investment operations		.46	1.02
Distributions from
Net investment income		(.38)	(.42)
Net realized gains		(.07)	(.08)
Total distributions		(.45)	(.50)
Total increase (decrease) in net asset value		.01	.52
Net asset value, ending		$11.11	$11.10

Total return *		4.21%	9.90%
Ratios to average net assets:
Net investment income		3.43%	3.86%
Total expenses		.94%	.92%
Expenses before offsets		.93%	.91%
Net expenses		.92%	.90%
Portfolio turnover		52%	71%
Net assets, ending (in thousands)		$84,608	$85,364

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2001	2000	1999
Net asset value, beginning	$10.64	$10.12	$10.82
Income from investment operations
Net investment income	.45	.46	.43
Net realized and unrealized gain (loss)	(.06)	.52	(.64)
Total from investment operations	.39	.98	(.21)
Distributions from
Net investment income	(.45)	(.46)	(.43)
Net realized gains	--	--	(.06)
Total distributions	(.45)	(.46)	(.49)
Total increase (decrease) in net asset value	(.06)	.52	(.70)
Net asset value, ending	$10.58	$10.64	$10.12

Total return *	3.65%	9.91%	(2.01%)
Ratios to average net assets:
Net investment income	4.15%	4.47%	4.12%
Total expenses	.91%	.95%	.93%
Expenses before offsets	.91%	.95%	.93%
Net expenses	.90%	.89%	.90%
Portfolio turnover	43%	32%	38%
Net assets, ending (in thousands)	$77,323	$72,104	$58,093

Long-Term
Financial Highlights

		Years Ended
		December 31,	December 31,
Class A Shares		2003	2002
Net asset value, beginning		$17.03	$16.20
Income from investment operations
Net investment income		.69	.70
Net realized and unrealized gain (loss)		.11	1.02
Total from investment operations		.80	1.72
Distributions from
Net investment income		(.69)	(.72)
Net realized gains		(.21)	(.17)
Total distributions		(.90)	(.89)
Total increase (decrease) in net asset value		(.10)	.83
Net asset value, ending		$16.93	$17.03

Total return*		4.77%	10.84%
Ratios to average net assets:
Net investment income		3.96%	4.22%
Total expenses		.86%	.87%
Expenses before offsets		.85%	.86%
Net expenses		.85%	.85%
Portfolio turnover		219%	113%
Net assets, ending (in thousands)		$71,548	$74,231

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2001	2000	1999
Net asset value, beginning	$16.46	$15.30	$16.81
Income from investment operations
Net investment income	.73	.77	.70
Net realized and unrealized gain (loss)	(.13)	1.15	(1.44)
Total from investments	.60	1.92	(.74)
Distributions from
Net investment income	(.73)	(.76)	(.70)
Net realized gains	(.13)	--	(.07)
Total distributions	(.86)	(.76)	(.77)
Total increase (decrease) in net asset value	(.26)	1.16	(1.51)
Net asset value, ending	$16.20	$16.46	$15.30

Total return*	3.68%	12.93%	(4.52%)
Ratios to average net assets:
Net investment income	4.47%	4.89%	4.35%
Total expenses	.87%	.90%	.88%
Expenses before offsets	.87%	.90%	.88%
Net expenses	.85%	.85%	.84%
Portfolio turnover	85%	85%	80%
Net assets, ending (in thousands)	$63,329	$52,517	$51,146

*        Total return is not annualized for periods less than one year and does not reflect deduction of Class A front-end sales charge.

**       Distribution was less than .001 per share.

EXHIBIT A

REDUCED SALES CHARGES -- (CTFR Limited-Term, CMF Intermediate and CTFR Long-Term)

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge. In addition, you are responsible for notifying your broker/dealer at the time of purchase as to the total amount of Calvert investments held by you and your family in order to take advantage of reduced sales charges. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

Class A sales charge breakpoints are calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above under Rights of Accumulation) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market portfolio purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

*  A "family group" includes a spouse, parent, grandparent, child, grandchild, brother, sister, stepfamily member or in-law, including trusts and estates on which such persons are signees.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Other Circumstances

There is no sales charge on shares of any Fund of the Calvert Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for Calvert, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Established Accounts

Shares of the Long-Term Portfolio may be sold at net asset value to you if your account was established on or before September 15, 1987, or April 30, 1988, for the Limited-Term Portfolio.

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. In order to take advantage of this one-time privlilege, you must notify the Fund or your broker at the time of repurchase. The Funds reserve the right to modify or eliminate this privilege.

EXHIBIT B

Service Fees and Arrangements With Dealers

Calvert Distributors, Inc., each Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price) when you purchase shares. CDI also pays dealers an ongoing service fee while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment which differs depending on the Class.

         Maximum Commission/Service Fees*

CTFR Money Market (Class O)	None/0.05%
CTFR Limited-Term	1.00%/0.15%
CMF Intermediate	2.25%/0.15%
CTFR Long-Term	3.00%/0.25%

*Service fee begins to accrue in first month after purchase.

Occasionally, CDI may reallow to dealers the full front-end sales charge. CDI may also pay additional concessions, including de minimis non-cash promotional incentives, such as de minimis merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI may pay dealers a finder's fee on CTFR Long-Term and CMF Intermediate shares purchased at NAV in accounts with $1 million or more. The CTFR Long-Term and CMF Intermediate finder's fee is 0.80% of the NAV purchase amount on the first $2 million, 0.64% on $2 to $3 million, 0.40% on $3 to $50 million, 0.20% on $50 to $100 million, and 0.12% over $100 million. CDI also pays dealers a finder's fee on CTFR Limited-Term shares purchased at NAV in accounts with $250,000 or more. The CTFR Limited-Term Finder's fee is 0.10% of the NAV purchase amount. If a finder's fee is paid, and some or all of the purchase is exchanged into another fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker. Purchases of shares of CTFR Long-Term and CMF Intermediate at NAV for accounts on which a finder's fee has been paid are subject to a one-year CDSC of 0.80%. Purchases of shares of  CTFR Limited-Term at NAV for accounts on which a finder's fee has been paid are subject to a nine-month CDSC of 0.10% All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site:

www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert

4550 Montgomery Ave., Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site:

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov.  Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:      no. 811-3101 (CTFR)

                           no. 811-6525 (CMF)


Prospectus

Calvert California Limited-Term Municipal Fund

(formerly Calvert California Municipal Intermediate Fund)

April 30, 2004

PROSPECTUS

April 30, 2004

CALVERT MUNICIPAL FUND, INC.

Calvert California Limited-Term Municipal Fund

(formerly Calvert California Municipal Intermediate Fund)

About the Fund

2       Investment Objective, Strategy, Past Performance

6       Fees and Expenses

7       Investment Practices and Risks

About Your Investment

11      About Calvert

11      Advisory Fees

12      How to Buy Shares

13      Distribution and Service Fees

13      Account Application

14      Important - How Shares are Priced

15      When Your Account Will be Credited

15      Other Calvert Features

         (Exchanges, Minimum Account Balance, etc.)

18      Dividends, Capital Gains, and Taxes

20      How to Sell Shares

23      Financial Highlights

25      Exhibit A- Reduced Sales Charges

27      Exhibit B- Service Fees and

         Other Arrangements with Dealers

These securities have not been approved or disapproved by the Securities and Exchange Commission ("SEC") or any state securities commission nor has the SEC or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objectives

Calvert California Limited-Term Municipal Fund (the "Fund") seeks to earn the highest level of interest income exempt from federal and California state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of the Fund.

Principal Investment Strategies

As a fundamental policy, under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and California state income tax. This may include some securities of issuers located outside of California. Securities that generate income subject to alternative minimum tax may be included in the 80%.

The Fund typically invests at least 65% of its net assets in investment grade debt securities. The Advisor looks for securities with strong credit quality that are attractively priced. The average dollar-weighted maturity will be three years or less.

Types of Investments

The Fund may invest in tax-exempt obligations, such as tax-supported debt (general obligation bonds of state and local issuers), various types of revenue debt (transportation, housing, utilities, hospital), special tax obligations, and qualified private activity bonds and other state and local government authorities, municipal leases, and certificates of participation in such investments.

Principal Risks

You could lose money on your investment in the Fund, or the Fund could underperform, most likely for any of the following reasons:

-        The market prices for bonds decline

-        The individual bonds in the Fund do not perform as well as expected, due to credit, political, or other risks and/or the Fund's portfolio management practices might not work to achieve their desired result

-        The Advisor's forecast as to interest rates is not correct. Increases in market interest rates can cause the price of a debt security to decrease

-        The Advisor's allocation among different sectors of the bond market does not perform as well as expected

-        The credit quality of the securities deteriorates, which could lead to bankruptcy. Note: securities issued by government-sponsored entities such as Fannie Mae and Freddie Mac are neither insured nor guaranteed by the U.S. Treasury and are not backed by the full faith and credit of the U.S. Government.

-        Because the Fund invests primarily in California municipal obligations, the economy and political climate in that state will have a great impact on the Fund
-        The Fund is non-diversified. Compared to other funds, the Fund may invest more of its assets in a smaller number of bonds. Gains or losses on a single bond may have greater impact on the Fund

-        The Fund may invest up to 35% of its net assets in below-investment grade bonds. They are subject to greater credit and market risk than investment grade bonds

In addition to interest rate risk and credit risk, different types of municipal bonds may be affected differently, based on many factors, including economic and regulatory developments, changes or proposed changes in the federal and state tax structure, deregulation, and court rulings, among other factors.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Bar Chart and Performance Table

The bar chart and table below show the Fund's annual returns and its long-term performance. The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year-to-year and by showing how average annual returns compare with those of a broad measure of market performance. The table compares the Fund's performance over time to that of the Lehman Brothers Municipal 10-Year Bond Index TR, the Lehman Brothers 3-Year Municipal Bond Index TR and the Lehman Brothers 1-Year Municipal Bond Index TR. Each is a widely recognized, unmanaged index of bond prices. It also shows the Fund's returns compared to the Lipper California Intermediate Municipal Debt Funds Average and the Lipper California Short-Intermediate Municipal Debt Funds Average, averages of the annual return of mutual funds that have an investment goal similar to that of the Fund. The Fund recently changed its passive (unmanaged) index from the Lehman Municipal 10-Year Bond Index TR to the more closely related Lehman Brothers 3-Year Municipal Bond Index TR and the Lehman Brothers 1-Year Municipal Bond Index TR, and its Lipper average benchmark from the Lipper California Intermediate Municipal Debt Funds Average to the more closely related Lipper California Short-Intermediate Municipal Debt Funds Average.1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from these shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. Past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.

The bar chart does not reflect any sales charge that you may be required to pay upon purchase or redemption of the Fund's shares. Any sales charge will reduce your return. The average total return table shows Fund returns with the maximum sales charge deducted. No sales charge has been applied to the index or average used for comparison in the table.

1        Effective December 31, 2003, the Fund changed its average dollar-weighted maturity from "between 3 and 10 years" to "three years or less" and changed its name from "Calvert California Municipal Intermediate Fund" to "Calvert California Limited-Term Municipal Fund."

California

Year-by-Year Total Return (at NAV)

Best Quarter (of periods shown)	Q3 '02	5.35%
Worst Quarter (of periods shown)	Q1 '94	-2.87%

Average Annual Total Returns (for the periods ended 12.31.03)

(with maximum sales charge (1.00%) deducted)2

	1 year	5 years	10 years
California Limited-Term
Return before taxes	0.61%	3.98%	4.49%
Return after taxes on distributions	-0.08%	3.84%	4.42%
Return after taxes on distributions and sale of Fund shares	2.34%	3.95%	4.44%
Lehman Brothers 3-Year Municipal Bond Index TR3	2.68%	4.82%	4.86%
Lehman Brothers 1-Year Municipal Bond Index TR3	1.72%	3.91%	4.19%
Lehman Brothers Municipal 10-Year Bond Index TR	5.70%	5.91%	6.13%
Lipper California Short-Intermediate Municipal Debt Funds Average[3]	2.42%	4.01%	4.35%
Lipper California Intermediate Municipal Debt Funds Average	3.47%	4.84%	4.90%

(Index reflects no deduction for fees, expenses, or taxes. Lipper Average reflects no deduction for taxes.)

2 Effective December 31, 2003, the Fund reduced its maximum sales charge from 2.75% to 1.00%. Average annual total return for the Fund with the old 2.75% front-end sales charge, before taxes, was -1.15%, 3.62%, and 4.31%, respectively, for the one-, five-, and ten-year periods ended 12/31/03.

3 The Fund shortened its average dollar-weighted maturity from "between 3 and 10 years" to "three years or less."  The new benchmark corresponds to the Fund's new investment category and may be less appropriate when compared against the Fund's past performance prior to the aforementioned effective date.

Fees and Expenses

Shareholder Fees
(fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases	1.00%[1]
(as a percentage of offering price)

Maximum deferred sales charge (load)	None[2]
(as a percentage of purchase or redemption proceeds,
whichever is lower)

Redemption fee[3]	2%
(as a % of redemption proceeds)
Note: Redemption fee applies only to
redemptions, including exchanges, within
five days of purchase.

Annual fund operating expenses
(expenses that are deducted from Fund assets)[4]

Management fees	.70%
Distribution and service (12b-1) fees	.00%
Other expenses	.26%
Total annual fund operating expenses	.96%
Fee waiver and/or expense reimbursement[5]	(.06%)
Net expenses	.90%

1        Effective December 31, 2003, the Fund reduced its maximum sales charge from 2.75% to 1.00%.

2        Purchases of shares for accounts with $250,000 or more are not subject to front-end sales charges, but may be subject to a 0.10% contingent deferred sales charge on shares redeemed within nine months of purchase. (See "How to Buy Shares")

3        The redemption fee applies to redemptions, including exchanges, within five days of purchase. The fee will not be charged directly on certain retirement platforms and other similar omnibus-type accounts, but rather on their participants by the subtransfer agent and remitted to the Fund. The fee is deducted from the redemption proceeds. It is payable to the Fund. This fee is to ensure that the portfolio trading costs are borne by investors making the transactions and not by shareholders already in the Fund. See "How to Sell Shares - Redemption Fee" for situations where the fee may be waived.

4        Expenses are based on expenses for the Fund's most recent fiscal year. Management fees include the administrative fee paid by the Fund to Calvert Administrative Services Company, an affiliate of the Advisor, Calvert Asset Management Company, Inc.

5        Calvert has contractually agreed to limit net annual fund operating expenses to 0.90% through April 30, 2005. The contractual expense cap is shown as "Net expenses"; this is the maximum amount of operating expenses that can be charged to the Fund for this period.  For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, extraordinary expenses, and capital items. The Fund has an offset arrangement with the custodian bank whereby the custodian and transfer agent fees may be paid indirectly by credits earned on the Fund's uninvested cash balances. These credits are used to reduce the Fund's expenses.

Example

This example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that:

- You invest $10,000 in a Fund for the time periods indicated;

- Your investment has a 5% return each year;

- The Fund's operating expenses remain the same; and

- You redeem all shares at the end of the periods.

Although your actual costs may be higher or lower, under these assumptions your costs would be:

         Number of Years Investment is Held

1 year	3 years	5 years	10 years
$191	$397	$620	$1,261

Investment Practices and Risks

The most concise description of the Fund's principal investment strategies and associated risks is under the earlier summary for the Fund. The Fund is also permitted to invest in certain other investments and to use certain investment techniques that have higher risks associated with them. On the following pages are brief descriptions of the Fund's investment practices and techniques.

For each of the investment practices listed, the table below shows the Fund's limitations as a percentage of its assets and the principal types of risk involved. (See the pages following the table for a description of the types of risks.)

Numbers in this table show maximum allowable amount only; for actual usage, consult the Fund's annual/semi-annual reports.

Key to Table

J        Portfolio currently uses as a principal investment practice

q       Permitted, but not typically used as a principal investment practice

         (% of assets allowable, if restricted)

8       Not permitted

xN      Allowed up to x% of Fund's net assets

xT      Allowed up to x% of Fund's total assets

NA     Not applicable to this type of fund

Investment Practices
Temporary Defensive Positions.

During adverse market, economic or political conditions, the Fund may depart from its principal investment strategies by increasing its investment in U.S. government securities and other short-term interest-bearing securities. During times of any temporary defensive positions, a Fund may not be able to achieve its investment objective. Risks: Opportunity.

q

Conventional Securities:

Investment grade bonds. Bonds rated BBB/Baa or higher or comparable unrated bonds. Risks: Interest Rate, Market, Political, and Credit.	J

Below-investment grade bonds. Bonds rated below BBB/Baa or comparable unrated bonds, also known as high-yield or junk bonds. They are subject to greater credit and market risk than investment grade bonds. Risks: Credit, Market, Interest Rate, Liquidity, Political, and Information.

q 35N

Unrated debt securities. Bonds that have not been rated by a recognized rating agency; the Advisor has determined the credit quality based on its own research. Risks: Credit, Market, Interest Rate, Liquidity, Political, and Information.

q

Illiquid securities. Securities which cannot be readily sold because there is no active market. Risks: Liquidity, Market, and Transaction.	q 15N

Unleveraged derivative securities

Asset-backed securities. Securities are issued by a special purpose entity and are backed by fixed-income or other interest bearing assets. Risks: Credit, Interest Rate, Political, and Liquidity.	q

Mortgage-backed securities (typically, single-family mortgage bonds). Securities are backed by pools of mortgages, including passthrough certificates.  Risks: Credit, Extension, Prepayment, Liquidity, Political, and Interest Rate.

q

Leveraged derivative instruments

Options on securities and indices. Contracts giving the holder the right but not the obligation to purchase or sell a security (or the cash value, in the case of an option on an index) at a specified price within a specified time. Any options written by the Fund must be "covered." The limitation is based on net premium payments. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity, Credit, and Opportunity.

q 5N

Futures contract. Agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a specific future date. Risks: Interest Rate, Market, Leverage, Correlation, Liquidity, and Opportunity.

q 5N

Structured securities. Inverse floating rate municipal notes and bonds.  These securities tend to be highly sensitive to interest rate movements.  Risks: Credit, Interest Rate, Market, Leverage, Liquidity, Political, and Correlation.

q

The Fund has additional investment policies and restrictions (for example, repurchase agreements, borrowing, pledging, and securities lending, and when-issued securities). These policies and restrictions are discussed in the Statement of Additional Information ("SAI").

Types of Investment Risk

Correlation risk

This occurs when a Fund "hedges"- uses one investment to offset the Fund's position in another. If the two investments do not behave in relation to one another the way Fund managers expect them to, then unexpected or undesired results may occur. For example, a hedge may eliminate or reduce gains as well as offset losses.

Credit risk

The risk that the issuer of a security or the counterparty to an investment contract may default or become unable to pay its obligations when due.

Extension risk

The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

Information risk

The risk that information about a security or issuer or the market might not be available, complete, accurate or comparable.

Interest rate risk

The risk that changes in interest rates will adversely affect the value of an investor's securities. When interest rates rise, the value of fixed-income securities will generally fall. Conversely, a drop in interest rates will generally cause an increase in the value of fixed-income securities. Longer-term securities and zero coupon/"stripped" coupon securities ("strips") are subject to greater interest rate risk.

Leverage risk

The risk that occurs in some securities or techniques which tend to magnify the effect of small changes in an index or a market. This can result in a loss that exceeds the amount actually invested.

Liquidity risk

The risk that occurs when investments cannot be readily sold. A Fund may have to accept a less-than-desirable price to complete the sale of an illiquid security or may not be able to sell it at all.

Market risk

This means the risk that securities prices in a market, a sector or an industry will fluctuate, and that such movements might reduce an investment's value.

Opportunity risk

The risk of missing out on an investment opportunity because the assets needed to take advantage of it are committed to less advantageous investments or strategies.

Political risk (Municipal Bonds)

The risk that different types of municipal bonds may be adversely affected by changes or proposed changes in the federal or state tax structure, economic and regulatory development, judicial opinions, and other factors.

Prepayment risk

The risk that unanticipated prepayments may occur, reducing the value of a mortgage-backed security. The Fund must then reinvest those assets at the current, market rate which may be lower.

Transaction risk

The risk that a Fund may be delayed or unable to settle a transaction or that commissions and settlement expenses may be higher than usual.

About Calvert

Calvert Asset Management Company, Inc. (Calvert); 4550 Montgomery Avenue, Suite 1000N, Bethesda, MD 20814,  is the Fund's investment advisor. Calvert provides the Fund with investment supervision and management and office space, furnishes executive and other personnel to the Fund and pays the salaries and fees of all Trustees/Directors who are affiliated persons of the Advisor. It has been managing mutual funds since 1976. Calvert is the investment advisor for over 25 mutual fund portfolios, including the first and largest family of socially screened funds. As of March 31, 2004, Calvert had over $10 billion in assets under management.

Calvert uses a team approach to its management of the Fund. Tom Dailey and Gary Miller serve on the management team for the Fund and are joined by Daniel Hayes in serving on the management team for the Fund.  Mr. Dailey has over 10 years of experience as a trader and portfolio manager and has been with Calvert since 1989. He heads the Municipal, Tax-Exempt and Money Market Division of Calvert's Fixed-Income Department. Mr. Miller has over 11 years of experience as a research analyst, trader, and portfolio manager. Mr. Hayes serves as head of the Credit Research Division and has been a portfolio manager for Calvert since 1984.

Advisory Fees

The aggregate annual advisory fee paid to Calvert by the Fund for the most recent fiscal year as a percentage of the Fund's average daily net assets was 0.60%. Note, it does not include administrative service fees.

HOW TO BUY SHARES

Getting Started - Before You Open an Account

You have a few decisions to make before you open an account in a mutual fund.

First, decide which fund or funds best suits your needs and your goals.

Second, decide what kind of account you want to open. Calvert offers individual, joint, trust, Uniform Gift/Transfer to Minor Accounts, and several other types of accounts.

Sales Charges

The Fund has a front-end sales charge. This table shows the charges both as a percentage of offering price and as a percentage of the amount you invest. The term "offering price" means the net asset value plus the front-end sales charge. If you invest more, the sales charge will be lower. For example, if you invest more than $50,000, or if your cumulative purchases or the value in your account is more than $50,000,1 then the sales charge is reduced to 0.75%.

Your investment	Sales Charge as a	% of Amount
in shares	% of offering price	invested
Less than $50,000	1.00%	1.01%
$50,000 but less than $100,000	0.75%	0.76%
$100,000 but less than $250,000	0.50%	0.50%
$250,000 and over	None*	None*

1 This is called "Rights of Accumulation." The sales charge is calculated by taking into account not only the dollar amount of the new purchase of shares, but also the higher of cost or current value of shares you have previously purchased in Calvert Funds that impose sales charges. See Exhibit A.

* Purchases of shares at net asset value for accounts with $250,000 or more on which a finder's fee has been paid are subject to a nine-month contingent deferred sales charge ("CDSC") of  0.10%. See the "Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges."

The front-end sales charge may be waived for certain purchases or investors, such as participants in certain group retirement plans or other qualified groups and clients of registered investment advisers. For details on these and other purchases that may qualify for a reduced sales charge, see Exhibit A.

Calculation of Contingent Deferred Sales Charge and Waiver of Sales Charges

The CDSC will not be charged on shares you received as dividends or from capital gains distributions or on any capital appreciation (gain in the value) of shares that are sold.

Shares that are not subject to the CDSC will be redeemed first, followed by shares you have held the longest. The CDSC is calculated by determining the share value at both the time of purchase and redemption and then multiplying whichever value is less by the percentage that applies as shown above. If you choose to sell only part of your shares, the capital appreciation for those shares only is included in the calculation, rather than the capital appreciation for the entire account.

Distribution and Service Fees

The Fund has adopted a plan under Rule 12b-1 of the Investment Company Act of 1940 that allows the Fund to pay distribution fees for the sale and distribution of its shares. The distribution plan also pays service fees to persons (such as your financial professional) for services provided to shareholders. Because these fees are paid out of a Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Please see Exhibit B for more service fee information.

The maximum annual percentage payable under the Fund's distribution plan is 0.25%, based on average daily net assets of the Fund; however, the Fund has paid no distribution plan expenses to date.

Next Step - Account Application

Complete and sign an application for each new account. For more information, contact your broker or our shareholder services department at 800-368-2745.

Minimum To Open an Account	Minimum additional
$2,000	investments -$250

Please make your check payable

to the Fund and mail it to:

New Accounts	Subsequent Investments
(include application)	(include investment slip)

Calvert	Calvert
P.O. Box 219544	P.O. Box 219739
Kansas, City MO	Kansas City, MO
64121-9544	64121-9739

By Registered,	Calvert
Certified, or	c/o BFDS,
Overnight Mail	330 West 9th St.
Kansas City, MO 64105-1807

Federal regulations require all financial institutions to obtain, verify and record information that identifies each person who opens an account.  The Fund requires your name, date of birth, residential street address or principal place of business, social security number, employer identification number or other governmental issued identification when you open an account in order to verify your identity.  The Fund may place limits on account transactions while it is in the process of attempting to verify your identity.  If the Fund is unable to verify your identity, the Fund may be required to redeem your shares and close your account.

Important - How Shares are Priced

The price of shares is based on the Fund's net asset value ("NAV"). NAV is computed by adding the value of a Fund's holdings plus other assets, subtracting liabilities, and then dividing the result by the number of shares outstanding.

Portfolio securities and other assets are valued based on market quotations. If market quotations are not readily available, securities are valued by a method that the Fund's Board of Directors believes accurately reflects fair value.

The NAV is calculated as of the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange ("NYSE") (normally 4 p.m. ET), and at such other times as may be necessary or appropriate. The Fund is open for business each day the NYSE is open. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but federal wires cannot be received because the banks are closed.

When Your Account Will Be Credited

Before you buy shares, please read the following information to make sure your investment is credited properly and in a timely manner.

-        Your purchase will be processed at the NAV next calculated after your order is received.

-        All of your purchases must be made in US dollars.

-        No cash will be accepted.

-        No credit card or credit loan checks will be accepted.

-        The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order.

-        All purchases must be sent to the transfer agent; however, as a convenience, check purchases received at Calvert's office in Bethesda, Maryland will be sent by overnight delivery to the transfer agent and will be credited the next business day upon receipt.

-        Any check purchase received without an investment slip may cause delayed crediting.

-        If your check does not clear your bank, your purchase will be canceled and you will be charged a $25 fee plus any costs incurred.

-        All purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/100th of a share).

OTHER CALVERT FEATURES

Calvert Information Network

For 24 hour performance and account information call 800-368-2745 or visit www.calvert.com

You can obtain current performance and pricing information, verify account balances, and authorize certain transactions with the convenience of one phone call, 24 hours a day.

Note: The information on our website is not incorporated by reference into this prospectus; our website address is included as an inactive textual reference only.

Account Services

By signing up for services when you open your account, you avoid having to obtain a signature guarantee. If you wish to add services at a later date, a signature guarantee to verify your signature may be obtained from any bank, trust company and savings and loan association, credit union, broker-dealer firm or member of a domestic stock exchange. A notary public cannot provide a signature guarantee.

Calvert Money Controller

Calvert Money Controller allows you to purchase or sell shares by electronic funds transfer without the time delay of mailing a check or the added expense of a wire. Use this service to transfer up to $300,000 electronically. Allow one or two business days after you place your request for the transfer to take place. Money transferred to purchase new shares will be subject to a hold of up to 10 business days. Transaction requests must be received by 4 p.m. ET. You may request this service on your initial account application. Calvert Money Controller transactions returned for insufficient funds will incur a $25 charge.

Telephone Transactions

You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You receive telephone privileges automatically when you open your account unless you elect otherwise. For our mutual protection, the Fund, the shareholder servicing agent and their affiliates use precautions such as verifying shareholder identity and recording telephone calls to confirm instructions given by phone. A confirmation statement is sent for most transactions; please review this statement and verify the accuracy of your transaction immediately.

Exchanges

Calvert offers a wide variety of investment options that includes common stock funds, tax-exempt and corporate bond funds, and money market funds (call your broker or Calvert representative for more information). We make it easy for you to purchase shares in other Calvert funds if your investment goals change. The exchange privilege offers flexibility by allowing you to exchange shares on which you have already paid a sales charge from one mutual fund to another at no additional charge.

Complete and sign an account application, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form.

Before you make an exchange, please note the following:

Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss.

You may exchange shares acquired by reinvestment of dividends or distributions into another Calvert Fund at no additional charge. Shares may only be exchanged for shares of the same class of another Calvert Fund.

No CDSC is imposed on exchanges of shares subject to a CDSC at the time of the exchange. The applicable CDSC is imposed at the time the shares acquired by the exchange are redeemed.

Exchange requests will not be accepted on any day when Calvert is open but the Fund's custodian bank is closed (e.g., Columbus Day and Veterans Day); these exchange requests will be processed the next day the Fund's custodian bank is open.

The Fund reserves the right to terminate or modify the exchange privilege with 60 days' written notice.

Market Timing Policy

In general, the Fund is designed for long-term investment.  Accordingly, Calvert has adopted policies and procedures in an effort to detect and prevent market timing in the Fund. Market timing typically involves frequent, short-term trading of  Fund shares, that, in Calvert's opinion, may have a disruptive effect on the management of the Fund, drive up transaction costs for the Fund, and/or otherwise adversely affect the Fund and its shareholders. In addition to the right of the Fund to impose redemption fees on short-term trading, Calvert may reject any purchase or exchange request we believe to be market timing.

The Fund and the distributor reserve the right at any time to reject or cancel any part of any purchase or exchange order; modify any terms or conditions of purchase of shares of the Fund; or withdraw all or any part of the offering made by this prospectus.

Electronic Delivery of Prospectuses and Shareholder Reports

You may request to receive electronic delivery of prospectuses and annual and semi-annual reports.

Combined General Mailings (Householding)

Multiple accounts with the same social security number will receive one mailing per household of information such as prospectuses and semi-annual and annual reports. Call customer service at 800-368-2745 to request further grouping of accounts to receive fewer mailings, or to request that each account still receive a separate mailing. Separate statements will be generated for each separate account and will be mailed in one envelope for each combination above.

Special Services and Charges

The Fund pays for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a fee for these special services; for example the fee for stop payments is $25.

If you are purchasing shares through a program of services offered by a broker/dealer or financial institution, you should read the program materials together with this Prospectus. Certain features may be modified in these programs. Investors may be charged a fee if they effect transactions in Fund shares through a broker or agent.

Minimum Account Balance

Please maintain a balance in each of your accounts of at least $1,000. If the balance in any of your accounts falls below the minimum during a month, your account may be closed and the proceeds mailed to the address of record. You will receive notice that your account is below the minimum, and will be closed  if the balance is not brought up to the required minimum amount within 30 days.

DIVIDENDS, CAPITAL GAINS AND TAXES

The Fund pays exempt interest dividends on a monthly basis. Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Distributions of net short-term capital gains (treated as dividends for tax purposes) and net long-term capital gains, if any, are normally paid once a year; however, the Fund does not anticipate making any such distributions unless available capital loss carryovers have been used or have expired.

Dividend Payment Options

Dividends and any distributions are automatically reinvested in the same Fund at NAV (without sales charge), unless you elect to have amounts of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions from any Calvert Fund may be automatically invested in an identically registered account in any other Calvert Fund at NAV. If reinvested in the same account, new shares will be purchased at NAV on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must notify the Fund in writing to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the US Postal Service returns the check as undeliverable, it, as well as future dividends and distributions, will be reinvested in additional shares. No dividends will accrue on amounts represented by uncashed distribution or redemption checks.

Buying a Dividend

At the time of purchase, the share price may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short term capital gain are taxable to you as ordinary income. If the Fund makes any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares of the Fund. Dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum tax for individuals and for corporations. The Fund may invest in and derive up to 20% of its income from taxable short-term money market investments, for liquidity purposes or pending investment of the new assets. Interest earned from taxable investments will be taxable as ordinary income.

If taxable income or gains paid to you in the past year exceed $10, your Fund will mail you Form 1099-DIV indicating the federal tax status of such payments. Generally, dividends and distributions are taxable in the year they are paid. However, any dividends and distributions paid in January but declared during the prior three months are taxable in the year declared. Dividends and distributions are taxable to you regardless of whether they are taken in cash or reinvested.

You may realize a capital gain or loss when you sell or exchange shares. This capital gain or loss will be short- or long-term, depending on how long you have owned the shares which were sold. In January, your Fund will mail you Form 1099-B indicating the total amount of all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of the shares to report on your tax returns.

Other Tax Information

Dividends derived from interest on specific state or local obligations are exempt from that state's personal income tax, as are dividends from obligations issued by certain territories, such as Puerto Rico. The Fund will advise you each January of the percent of dividends qualifying for this exemption. You should consult your tax advisor with regard to how certain dividends affect you.

Taxpayer Identification Number

If we do not have your correct Social Security or Taxpayer Identification Number ("TIN") and a signed certified application or Form W-9, Federal law requires us to withhold 28% of your reportable dividends, and possibly 28% of certain redemptions. In addition, you may be subject to a fine by the Internal Revenue Service. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed (closed) at the current NAV on the date of redemption. Calvert reserves the right to reject any new account or any purchase order for failure to supply a certified TIN.

HOW TO SELL SHARES

You may redeem all or a portion of your shares on any day each Fund is open for business, provided the amount requested is not on hold. When you purchase by check or with Calvert Money Controller (electronic funds transfer), the purchase will be on hold for up to 10 business days from the date of receipt. During the hold period, redemption proceeds will not be sent until the transfer agent is reasonably satisfied that the purchase payment has been collected. Drafts written during the hold period will be returned for uncollected funds.

Your shares will be redeemed at the NAV (less any applicable CDSC and redemption fee) next calculated after your redemption request is received by the transfer agent in good order. The proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect the Fund, it may take up to seven (7) days to make payment. Calvert Money Controller redemptions generally will be credited to your bank account by the second business day after your phone call. The Fund reserves the right to suspend or postpone redemptions during any period when: (a) trading on the NYSE is restricted, as determined by the SEC, or the NYSE is closed all day for other than customary weekend and holiday closings; (b) the SEC has granted an order to the Fund permitting such suspension; or (c) an emergency, as determined by the SEC, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable. Please note that there are some federal holidays, however, such as Columbus Day and Veterans Day, when the NYSE is open and the Fund is open but redemptions cannot be mailed or wired because the post offices and banks are closed.

The Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.

Follow these suggestions to ensure timely processing of your redemption request:

By Telephone

Call 800.368.2745

You may redeem shares from your account by telephone and have your money mailed to your address of record or electronically transferred or wired to a bank you have previously authorized. A charge of $5 may be imposed on wire transfers of less than $1,000.

Written Requests

Calvert, P.O. Box 219544, Kansas City, MO 64121-9544

Your letter should include your account number, fund name and the number of shares or the dollar amount you are redeeming. Please provide a daytime telephone number, if possible, for us to call if we have questions. If the money is being sent to a new bank, person, or address other than the address of record, your letter must be signature guaranteed.

Systematic Check Redemptions

If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount mailed to you at your address of record on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed. Shares subject to the one-year CDSC which are redeemed by Systematic Check Redemption will be charged the CDSC.

Corporations and Associations

Your letter of instruction and corporate resolution should be signed by person(s) authorized to act on the account, accompanied by signature guarantee(s).

Trusts

Your letter of instruction should be signed by the Trustee(s) (as Trustee(s)), with a signature guarantee. (If the Trustee's name is not registered on your account, please provide a copy of the trust document, certified within the last 60 days.)

Through your Dealer

Your dealer must receive your request before the close of regular trading on the NYSE to receive that day's NAV. Your dealer will be responsible for furnishing all necessary documentation to Calvert and may charge you for services provided.

Request in "Good Order"

All redemption requests must be received by the transfer agent in "good order." This means that your request must include:

-        The Fund name and account number

-        The amount of the transaction (in dollars or shares).

-        Signatures of all owners exactly as registered on the account (for mail requests).

-        Signature guarantees (if required).*

-        Any supporting legal documentation that may be required.

-        Any outstanding certificates representing shares to be redeemed.

*For instance, a signature guarantee must be provided by all registered account shareholders when redemption proceeds are sent to a different person or address. A signature guarantee can be obtained from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. Please note: Notarization is not the equivalent of a signature guarantee.

Transactions are processed at the next determined share price after the transfer agent has received all required information.

Redemption Fee

The Fund charges a 2% redemption fee on redemptions, including exchanges, within five days of purchase into the Fund.

The redemption fee will be waived in the following circumstances:

-        Redemption upon the death or disability of the shareholder, plan participant, or beneficiary.1

-        Minimum required distributions from retirement plan accounts for shareholders 701/2 and older. The maximum amount subject to this waiver is based only upon the shareholder's Calvert retirement accounts.

-        The return of an excess contribution or deferral amounts, pursuant to sections 408(d)(4) or (5), 401(k)(8), 402(g)(2), or 401(m)(6) of the Internal Revenue Code.

-        Involuntary redemptions of accounts under procedures set forth by the Fund's Board of Directors.

-        Redemption for the reallocation of purchases received under a systematic investment plan, or by a discretionary platform for mutual fund wrap programs for rebalancing purposes.

1        "Disability" means a total disability as evidenced by a determination by the federal Social Security Administration.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past five (5) fiscal years. The Fund's fiscal year end is December 31. Information reflects financial results for a single share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions), and does not reflect any applicable front- or back-end sales charge. The information has been derived from the Fund's financial statements, which for 2002 and 2003 have been audited by KPMG LLP, whose most recent report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for years presented prior to December 31, 2002 has been audited by other auditors.

Financial Highlights

		Years Ended
		December 31,	December 31,
Class A Shares		2003	2002
Net asset value, beginning		$11.12	$10.60
Income from investment operations
Net investment income		.32	.38
Net realized and unrealized gain (loss)		(.14)	.52
Total from investment operations		.18	.90
Distributions from
Net investment income		(.33)	(.38)
Net realized gain		(.50)	--
Total distributions		(.83)	(.38)
Total increase (decrease) in net asset value		(.65)	.52
Net asset value, ending		$10.47	$11.12

Total return *		1.61%	8.63%
Ratios to average net assets:
Net investment income		2.90%	3.47%
Total expenses		.96%	.95%
Expenses before offsets		.94%	.93%
Net expenses		.93%	.91%
Portfolio turnover		98%	30%
Net assets, ending (in thousands)		$24,335	$30,121

		Years Ended
	December 31,	December 31,	December 31,
Class A Shares	2001	2000	1999
Net asset value, beginning	$10.68	$10.13	$10.74
Income from investment operations
Net investment income	.40	.43	.43
Net realized and unrealized gain (loss)	(.08)	.55	(.61)
Total from investment operations	.32	.98	(.18)
Distributions from
Net investment income	(.40)	(.43)	(.43)
Total increase (decrease) in net asset value	(.08)	.55	(.61)
Net asset value, ending	$10.60	$10.68	$10.13

Total return *	3.04%	9.88%	(1.73%)
Ratios to average net assets:
Net investment income	3.74%	4.14%	4.07%
Total expenses	.92%	.92%	.91%
Expenses before offsets	.92%	.92%	.91%
Net expenses	.89%	.87%	.89%
Portfolio turnover	10%	4%	11%
Net assets, ending (in thousands)	$27,971	$27,592	$30,385

  *       Total return does not reflect deduction of Class A front-end sales charge and is not annualized for periods less than one year.

EXHIBIT A

REDUCED SALES CHARGES

You may qualify for a reduced sales charge through several purchase plans available. You must notify the Fund at the time of purchase to take advantage of the reduced sales charge. In addition, you are responsible for notifying your broker/dealer at the time of purchase as to the total amount of Calvert investments held by you and your family in order to take advantage of reduced sales charges. Information regarding sales load breakpoints/discounts is available on Calvert's website at www.calvert.com.

Rights of Accumulation can be applied to several accounts

Class A sales charge breakpoints are calculated for each account based on the higher of cost or current value of shares previously purchased. This privilege can be applied to a family group or other qualified group* upon request. Shares could then be purchased at the reduced sales charge which applies to the entire group; that is, based on the higher of cost or current value of shares previously purchased and currently held by all the members of the group.

Letter of Intent

If you (or your group, as described above under Rights of Accumulation) plan to purchase $50,000 or more of Calvert Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market portfolio purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the SAI.

*  A "family group" includes a spouse, parent, grandparent, child, grandchild, brother, sister, stepfamily member or in-law including trusts and estates on which such persons are signees.

A "qualified group" is one which:

1. has been in existence for more than six months, and

2. has a purpose other than acquiring shares at a discount, and

3. satisfies uniform criteria which enable CDI and brokers offering shares to realize economies of scale in distributing such shares.

A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or brokers distributing shares, must agree to include sales and other materials related to the Funds in its publications and mailings to members at reduced or no cost to CDI or brokers. A pension plan is not a qualified group for rights of accumulation.

Other Circumstances

There is no sales charge on shares of any Fund of the Calvert Funds sold to (i) current or retired Directors, Trustees, or Officers of the Calvert Family of Funds, employees of Calvert and its affiliates, or their family members; (ii) CSIF Advisory Council Members, directors, officers, and employees of any subadvisor for Calvert Funds, employees of broker/dealers distributing the Fund's shares and immediate family members of the Council, subadvisor, or broker/dealer; (iii) Purchases made through a Registered Investment Advisor; (iv) Trust departments of banks or savings institutions for trust clients of such bank or institution, (v) Purchases through a broker maintaining an omnibus account with the Fund, provided the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Funds

You may prearrange to have your dividends and capital gain distributions from another Calvert Fund automatically invested in another account with no additional sales charge.

Purchases made at NAV

Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another Calvert Fund at no additional sales charge.

Reinstatement Privilege

If you redeem shares and then within 60 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. In order to take advantage of this one-time privilege, you must notify the Fund or your broker at the time of repurchase. The Funds reserve the right to modify or eliminate this privilege.

EXHIBIT B

Service Fees and Arrangements with Dealers

Calvert Distributors, Inc., the Fund's underwriter, pays dealers a commission, or reallowance (expressed as a percentage of the offering price) when you purchase shares of non-money market portfolios. CDI also pays dealers an ongoing service fee while you own shares of a Fund (expressed as an annual percentage rate of average daily net assets held in Calvert accounts by that dealer). The table below shows the amount of payment.

Maximum Commission/Service Fees*

California     1.00%/0.15%

* Service fee begins to accrue in first month after purchase.

Occasionally, CDI may reallow to dealers the full front-end sales charge. CDI may also pay de minimis additional concessions, including de-minimis non-cash promotional incentives, such as merchandise or trips, to brokers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a broker's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Calvert, CDI, or their affiliates may pay, from their own resources, certain broker-dealers and/or other persons, for the sale and distribution of the securities or for services to the Fund. These amounts may be significant. Payments may include additional compensation beyond the regularly scheduled rates, and finder's fees. CDI pays dealers a finder's fee on shares purchased at NAV in accounts with $250,000 or more. The finder's fee is 0.10% of the NAV purchase amount. If a finder's fee is paid, and some or all of the purchase is exchanged into another fund with a lower finder's fee within one year, then CDI will recoup the difference in the finder's fee from the broker. Purchases of shares at NAV for accounts on which a finder's fee has been paid are subject to a nine-month CDSC of 0.10%. All payments will be in compliance with the rules of the National Association of Securities Dealers, Inc.

To Open an Account:

800-368-2748

Performance and Prices:

www.calvert.com

Calvert Information Network

24 hours, 7 days a week

800-368-2745

Service for Existing Accounts:

Shareholders 800-368-2745

Brokers 800-368-2746

TDD for Hearing-Impaired:

800-541-1524

Calvert Office:

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

Registered, Certified or

Overnight Mail:

Calvert

c/o BFDS

330 West 9th Street

Kansas City, MO 64105

Calvert Web-Site

www.calvert.com

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, MD 20814

  For investors who want more information about the Funds, the following documents are available free upon request:

Annual/Semi-Annual Reports: Additional information about each Fund's investments is available in the Fund's Annual and Semi-Annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI): The SAI for each Fund provides more detailed information about the Fund and is incorporated into this prospectus by reference.

You can get free copies of reports and SAIs, request other information and discuss your questions about the Funds by contacting your financial professional, or the Funds at:

Calvert

4550 Montgomery Ave.

Suite 1000N

Bethesda, MD 20814

Telephone: 1-800-368-2745

Calvert Web-Site

www.calvert.com

You can review information about the Fund at the Commission's Public Reference Room in Washington, D.C.  Information on the operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Fund are available on the EDGAR database on the Commission's Internet site at http://www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing to the Public Reference Section of the Commission, Washington, D.C. 20549-0102.

Investment Company Act file:      no. 811-6525 (Calvert Municipal Fund, Inc.)


CALVERT TAX-FREE RESERVES

Long-Term Portfolio

Vermont Municipal Portfolio

CALVERT MUNICIPAL FUND, INC.

Calvert National Municipal Intermediate Fund

Calvert California Limited-Term Municipal Fund

(formerly named Calvert California Municipal Intermediate Fund)

4550 Montgomery Avenue, Bethesda, Maryland 20814

Statement of Additional Information

April 30, 2004

New Account Information:	(800) 368-2748 (301) 951-4820	Shareholder Services:	(800) 368-2745
Broker Services:	(800) 368-2746 (301) 951-4850	TDD for the Hearing-Impaired:	(800) 541-1524

         This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the appropriate Portfolio or Fund Prospectus, dated April 30, 2004 (collectively, the Portfolios and Funds are referred to as "Portfolios" and each as a "Portfolio" or "Fund"). Each Portfolio's audited financial statements, included in its most recent Annual Report to Shareholders, are expressly incorporated by reference, and made a part of this SAI.  The prospectus and the most recent shareholder report may be obtained free of charge by writing the Portfolio at the above address or calling the Portfolio, or by visiting our website at www.calvert.com.

TABLE OF CONTENTS

Investment Policies and Risks	2
Investment Restrictions	9
Purchase and Redemption of Shares	10
Dividends, Distributions, and Taxes	10
Net Asset Value	11
Calculation of Yield and Total Return	12
Trustees/Directors and Officers	14
Investment Advisor	19
Administrative Services Agent	20
Transfer and Shareholder Servicing Agents	20
Independent Auditors and Custodians	21
Method of Distribution	21
Portfolio Transactions	23
Personal Securities Transactions	24
Proxy Voting Disclosure	24
General Information	24
Control Persons and Principal Holders of Securities	24
Fund Service Providers	26
Appendix A -- Proxy Voting Guidelines
Appendix B -- Credit Rating Descriptions
Appendix C -- Letter of Intent

INVESTMENT POLICIES AND RISKS

Variable Rate Obligations and Demand Notes

         The Portfolios may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in a Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the invested Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio's investments and of their shares.

The Portfolios may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

         The Board of Trustees/Directors has approved investments in floating and variable rate demand notes upon the following conditions: the Portfolio has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Portfolio can recover the principal through demand.

Municipal Leases

         The Portfolios may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Portfolios may purchase unrated leases. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers risk of cancellation in its investment analysis. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to the Portfolio's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Portfolio's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Portfolio, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; and (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Portfolio has valued it for purposes of calculating the Portfolio's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Portfolio's ability to dispose of the security.

Obligations with Puts Attached

         The Portfolios may purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase when it can acquire at the same time the right to sell the securities back to the seller at an agreed upon price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities.

Temporary Investments

         From time to time for liquidity purposes or pending the investment of the proceeds of the sale of Portfolio shares, the Portfolios may invest in and derive up to 20% of their income from taxable obligations of the U.S. Government, its agencies, and instrumentalities.   Interest earned from such taxable investments will be taxable to investors as ordinary income unless the investors are otherwise exempt form taxation.

         The Portfolios intend to minimize taxable income through investment, when possible, in short-term tax-exempt securities. To minimize taxable income, the Portfolio may also hold cash which is not earning income.

Repurchase Agreements

         The Portfolios may purchase debt securities subject to repurchase agreements, which are arrangements under which the Portfolio buys a security, and the seller simultaneously agrees to repurchase the security at a specified time and price reflecting a market rate of interest. The Portfolios engage in repurchase agreements in order to earn a higher rate of return than they could earn simply by investing in the obligation which is the subject of the repurchase agreement. Repurchase agreements are not, however, without risk. In the event of the bankruptcy of a seller during the term of a repurchase agreement, a legal question exists as to whether the Portfolio would be deemed the owner of the underlying security or would be deemed only to have a security interest in and lien upon such security. The Portfolios will only engage in repurchase agreements with recognized securities dealers and banks determined to present minimal credit risk by the Advisor. In addition, the Portfolio will only engage in repurchase agreements reasonably designed to secure fully during the term of the agreement the seller's obligation to repurchase the underlying security and will monitor the market value of the underlying security during the term of the agreement. If the value of the underlying security declines and is not at least equal to the repurchase price due the Portfolio pursuant to the agreement, the Portfolio will require the seller to pledge additional securities or cash to secure the seller's obligations pursuant to the agreement. If the seller defaults on its obligation to repurchase and the value of the underlying security declines, the Portfolio may incur a loss and may incur expenses in selling the underlying security. Repurchase agreements not terminable within seven days are considered illiquid.

Reverse Repurchase Agreements

         The Portfolios may also engage in reverse repurchase agreements. Under a reverse repurchase agreement, a Portfolio sells securities to a bank or securities dealer and agrees to repurchase those securities from such party at an agreed upon date and price reflecting a market rate of interest. The Portfolios invest the proceeds from each reverse repurchase agreement in obligations in which it is authorized to invest. The Portfolios intend to enter into a reverse repurchase agreement only when the interest income provided for in the obligation in which the Portfolio invests the proceeds is expected to exceed the amount the Portfolio will pay in interest to the other party to the agreement plus all costs associated with the transactions. The Portfolios do not intend to borrow for leverage purposes. The Portfolios will only be permitted to pledge assets to the extent necessary to secure borrowings and reverse repurchase agreements.

         During the time a reverse repurchase agreement is outstanding, the Portfolios will maintain in a segregated account an amount of cash, US Government securities or other liquid, high-quality debt securities equal in value to the repurchase price. The Portfolios will mark to market the value of assets held in the segregated account, and will place additional assets in the account whenever the total value of the account falls below the amount required under applicable regulations.

         The Portfolios' use of reverse repurchase agreements involves the risk that the other party to the agreements could become subject to bankruptcy or liquidation proceedings during the period the agreements are outstanding. In such event, the Portfolio may not be able to repurchase the securities it has sold to that other party. Under those circumstances, if at the expiration of the agreement such securities are of greater value than the proceeds obtained by the Portfolio under the agreements, the Portfolio may have been better off had it not entered into the agreement. However, the Portfolio will enter into reverse repurchase agreements only with banks and dealers which the Advisor believes present minimal credit risks under guidelines adopted by the Portfolio's Board of Trustees/Directors. In addition, a Portfolio bears the risk that the market value of the securities it sold may decline below the agreed-upon repurchase price, in which case the dealer may request the Portfolio to post additional collateral.

When-Issued Purchases

         New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Portfolios will only make commitments to purchase these securities with the intention of actually acquiring them, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

         Securities purchased on a when-issued basis and the securities held in a Portfolio are subject to changes in market value based upon the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets may vary.

         When the time comes to pay for when-issued securities, the Portfolio will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Portfolio's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax. When issued securities do not earn income until they have in fact been issued.

         When the Portfolio purchases a when-issued security, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated equals the market value of the when-issued purchase, thereby ensuring the transaction is unleveraged.

Non-Investment Grade Debt Securities

         Non-investment grade debt securities are lower quality debt securities (generally those rated BB or lower by S&P or Ba or lower by Moody's), known as "junk bonds." These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. See Appendix B for a description of the ratings. The Portfolios consider a security to be investment grade if it has received an investment grade rating from at least one nationally recognized statistical rating organization (NRSRO), or is an unrated security of comparable quality.  These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as rated securities are, which may make them less marketable.

         The quality limitation set forth in a Portfolio's investment policy is determined immediately after the Portfolio's acquisition of a given security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Portfolio's investment policy. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

Derivatives

The Portfolios can use various techniques to increase or decrease their exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. A Portfolio can use these practices either as substitution or as protection against an adverse move in the Portfolio to adjust the risk and return characteristics of the Portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with a Portfolio's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Portfolio and may involve a small investment of cash relative to the magnitude of the risk assumed. Derivatives are often illiquid.

Options and Futures Contracts

         The Portfolios may, in pursuit of their respective investment objectives, purchase put and call options and engage in the writing of covered call options and secured put options on securities and employ a variety of other investment techniques such as interest rate futures contracts, and options on such futures, as described more fully below.

         The Portfolios may engage in such transactions only to hedge the existing positions in the Portfolio. They will not engage in such transactions for the purposes of speculation or leverage. Such investment policies and techniques may involve a greater degree of risk than those inherent in more conservative investment approaches.

         The Portfolios may write "covered options" on securities in standard contracts traded on national securities exchanges. The Portfolios may write such options in order to receive the premiums from options that expire and to seek net gains from closing purchase transactions with respect to such options.

Put and Call Options. The Portfolios may purchase put and call options, in standard contracts traded on national securities exchanges. The Portfolios will purchase such options only to hedge against changes in the value of securities a Portfolio holds and not for the purposes of speculation or leverage. By buying a put, a Portfolio has the right to sell the security at the exercise price, thus limiting its risk of loss through a decline in the market value of the security until the put expires. The amount of any appreciation in the value of the underlying security will be partially offset by the amount of the premium paid for the put option and any related transaction costs. Prior to its expiration, a put option may be sold in a closing sale transaction and any profit or loss from the sale will depend on whether the amount received is more or less than the premium paid for the put option plus the related transaction costs.

         A Portfolio may purchase call options on securities which it may intend to purchase or as an interest rate hedge. Such transactions may be entered into in order to limit the risk of a substantial increase in the market price of the security which the Portfolio intends to purchase or in the level of market interest rates. Prior to its expiration, a call option may be sold in a closing sale transaction. Any profit or loss from such a sale will depend on whether the amount received is more or less than the premium paid for the call option plus the related transaction costs.

Covered Options. The Portfolios may write only covered options on securities in standard contracts traded on national securities exchanges. This means that, in the case of call options, so long as a Portfolio is obligated as the writer of a call option, that Portfolio will own the underlying security subject to the option and, in the case of put options, that Portfolio will, through its custodian, deposit and maintain either cash or securities with a market value equal to or greater than the exercise price of the option.

         When a Portfolio writes a covered call option, the Portfolio gives the purchaser the right to purchase the security at the call option price at any time during the life of the option. As the writer of the option, the Portfolio receives a premium, less a commission, and in exchange foregoes the opportunity to profit from any increase in the market value of the security exceeding the call option price. The premium serves to mitigate the effect of any depreciation in the market value of the security. Writing covered call options can increase the income of the Portfolio and thus reduce declines in the net asset value per share of the Portfolio if securities covered by such options decline in value. Exercise of a call option by the purchaser however will cause the Portfolio to forego future appreciation of the securities covered by the option.

         When a Portfolio writes a covered put option, it will gain a profit in the amount of the premium, less a commission, so long as the price of the underlying security remains above the exercise price. However, the Portfolio remains obligated to purchase the underlying security from the buyer of the put option (usually in the event the price of the security falls below the exercise price) at any time during the option period. If the price of the underlying security falls below the exercise price, the Portfolio may realize a loss in the amount of the difference between the exercise price and the sale price of the security, less the premium received.

         A Portfolio may purchase securities which may be covered with call options solely on the basis of considerations consistent with the investment objectives and policies of the Portfolio. The Portfolio's turnover may increase through the exercise of a call option; this will generally occur if the market value of a "covered" security increases and the portfolio has not entered into a closing purchase transaction.

         Risks Related to Options Transactions. The Portfolios can close out its respective positions in exchange-traded options only on an exchange which provides a secondary market in such options. Although the Portfolios intend to acquire and write only such exchange-traded options for which an active secondary market appears to exist, there can be no assurance that such a market will exist for any particular option contract at any particular time. This might prevent a Portfolio from closing an options position, which could impair the Portfolio's ability to hedge effectively. The inability to close out a call position may have an adverse effect on liquidity because the Portfolio may be required to hold the securities underlying the option until the option expires or is exercised.

Transactions in Futures Contracts

         The Portfolios may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging purposes only. A Portfolio may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds the Portfolio intends to acquire. The Portfolios also are authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of a Portfolio's securities.

         Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because a Portfolio will engage in the purchase and sale of financial futures contracts solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by the Portfolio or decreases in the price of securities the Portfolio intends to acquire.

         It is possible that trading in municipal bond index futures contracts will result in less liquidity than trading in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.

         The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. A Portfolio will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.

         The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by a Portfolio within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by the Portfolio, or move in a direction opposite to that anticipated, the Portfolio may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of the Portfolio's securities. As a result, the Portfolio's total return for such period may be less than if it had not engaged in the hedging transaction.

Description of Financial Futures Contracts

         Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. The Portfolios intend to close out their futures contracts prior to the delivery date of such contracts.

         The Portfolios may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce the Portfolio's average yields as a result of the shortening of maturities.

         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the Portfolio's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.

         The sale of financial futures contracts provides an alternative means of hedging a Portfolio against declines in the value of its investments in municipal bonds. As such values decline, the value of the Portfolio's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Portfolio's fixed income investments which are being hedged. While the Portfolio will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of the Portfolio to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Portfolio. Employing futures as a hedge may also permit the Portfolio to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.

         The Portfolios may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.

         The Portfolios may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.

         The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the Chicago Board of Trade, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.

         A Portfolio may also purchase financial futures contracts when it is not fully invested in municipal bonds in anticipation of an increase in the cost of securities the Portfolio intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, the Portfolio will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by the Portfolio will be subject to certain restrictions, described below.

         Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.

         The Portfolios may purchase options on futures contracts for the same types of hedging purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, the Portfolio could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, the Portfolio could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. The Portfolio generally will sell options on futures contracts only to close out an existing position.

         A Portfolio will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of the Portfolio warrant such trading. To the extent the Portfolio engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of the Portfolio, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.

         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in a Portfolio being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by the Portfolio qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by the Portfolio and accrued profits on such positions. In addition, the Portfolio may not purchase or sell any such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on the Portfolio's existing futures positions would exceed 5% of the market value of its net assets.

         When the Portfolio purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring the use of such futures is unleveraged.

         Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by a Portfolio. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by the Portfolio. As a result, the Portfolio's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by the Portfolio.

         For example, where prices of securities in a Portfolio do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge the Portfolio's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix, or structure of the Portfolio's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by the Portfolio may be greater.

         The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity, and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.

         Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Portfolio will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, the Portfolio could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if the Portfolio has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, the Portfolio may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on the Portfolio's ability effectively to hedge its portfolio.

         When the Portfolio purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, the Portfolio may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.

         "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the Portfolios' investments.

         Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

         In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

         The Portfolios have adopted the following fundamental investment restrictions. These restrictions cannot be changed without the approval of the holders of a majority of the outstanding shares of the respective Portfolio. No Portfolio may:

(1) Make any investment inconsistent with its classification as a nondiversified investment company under the 1940 Act.

(2) Concentrate its investments in the securities of issuers primarily engaged in any particular industry (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and repurchase agreements secured thereby or domestic bank money market instruments).

(3) Issue senior securities or borrow money, except from banks for temporary or emergency purposes and then only in an amount up to 33 1/3% of the value of its total assets or as permitted by law and except by engaging in reverse repurchase agreements, where allowed. In order to secure any permitted borrowings and reverse repurchase agreements under this section, the Portfolios may pledge, mortgage, or hypothecate its assets.

(4) Underwrite the securities of other issuers, except as allowed by law or to the extent that the purchase of municipal obligations in accordance with its investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting.

(5) Invest directly in commodities or real estate, although it may invest in securities which are secured by real estate or real estate mortgages and securities of issuers which invest or deal in commodities, commodity futures, real estate, or real estate mortgages.

(6) Make loans, other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures, or other debt securities, or as permitted by law. The purchase of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan. For purposes of this investment restriction, the Portfolios consider a "loan" to be a "loan of money."

(7) Long-Term Portfolio:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax.

(8) Vermont Municipal Portfolio:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and Vermont state income tax.  This may include some securities of issuers located outside of Vermont.

(9) California Limited-Term Municipal Fund:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal and California state income tax. This may include some securities of issuers located outside of California.   Securities that generate income subject to alternative minimum tax may be included in the 80%.

(10) National Municipal Intermediate Fund:

Under normal market conditions, at least 80% of the income from the Fund will be exempt from federal income tax. Securities that generate income subject to alternative minimum tax may be included in the 80%.

Nonfundamental Investment Restrictions

         The Board of Trustees/Directors has adopted the following nonfundamental investment restrictions. A nonfundamental investment restriction can be changed by the Board at any time without a shareholder vote.

(1) Each Portfolio may not purchase common stocks, preferred stocks, warrants, or other equity securities.

(2) Each Portfolio does not intend to make any purchases of securities if borrowing exceeds 5% of its total assets.

(3) Each Portfolio may not sell securities short, purchase securities on margin, or write or purchase put or call options, except as permitted in connection with transactions in futures contracts and options thereon. The Portfolio reserves the right to purchase securities with puts attached or with demand features.

(4) The Portfolios may not invest more than 35% of net assets in non-investment grade debt securities. The Portfolios do not intend to purchase more than 15% of non-investment grade debt securities.

(5) The Portfolios may not purchase illiquid securities if more than 15% of the value of the Portfolio's net assets would be invested in such securities.

(6) Long-Term only: Though nondiversified, the Portfolio does not intend to purchase more than 15% of assets in any one issuer.

(7) Each Portfolio may not purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Portfolio's total assets, based on net premium payments.

(8) Each Portfolio may not invest in puts or calls on a security, including straddles, spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Portfolio, exceeds 5% of the Portfolio's total assets.

PURCHASES AND REDEMPTION OF SHARES

         The Funds have authorized one or more brokers to accept on their behalf purchase and redemption orders.  Such brokers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf.  The Funds will be deemed to have received a purchase or redemption order when an authorized broker, or if applicable, a broker's authorized designee, accepts the order.  The customer orders will be priced at each  Fund's Net Asset Value next computed after they are accepted by an authorized broker or the broker's authorized designee.

Share certificates will not be issued unless requested in writing by the investor. No charge will be made for share certificate requests. If share certificates have been issued, then the certificate must be delivered to the Funds' transfer agent with any redemption request. This could result in delays. If the certificates have been lost, the shareholder will have to pay to post an indemnity bond in case another person later presents the original certificates. No certificates will be issued for fractional shares.

         The Funds have filed a notice under rule 18f-1 with the Commission. The notice states that the Funds may honor redemptions that, during any 90-day period, exceed $250,000 or 1% of the net assets value of the Fund, whichever is less, by redemption-in-kind (distributions of a pro rata share of the portfolio securities, rather than cash). See the prospectus for more details on purchases and redemptions.

DIVIDENDS, DISTRIBUTIONS, AND TAXES

         The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If for any reason a Fund should fail to qualify, it would be taxed as a corporation rather than passing through its income and gains to shareholders.

         The Funds declare and pay monthly dividends of net income to shareholders of record as of the close of business on each designated monthly record date. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses.

         Dividends are automatically reinvested at net asset value in additional shares. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares, unless you choose otherwise. The Funds do not intend to make any such distributions unless available capital loss carryovers, if any, have been used or have expired.  The estimated capital loss carryforwards as of December 31, 2003 were as follows:

2003
Long-Term	$0
Vermont Municipal	$0
National Municipal	$0
California Limited-Term	$0

Shareholders may elect to have their dividends and distributions paid out monthly in cash. Shareholders may also request to have dividends and distributions invested in shares of any other Calvert Fund without a sales charge.

         The Funds' dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; or for the state -- specific Funds, to their respective state income tax. However, under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income ("AMT") for the purpose of determining liability (if any) for individuals and for corporations. The Funds' dividends derived from taxable interest and distributions of capital gains whether taken in cash or reinvested in additional shares, are taxable to shareholders.  It is possible that the Internal Revenue Service could rule that a municipal securities offering previously acquired by the Fund fails to qualify for tax-exempt treatment. In this event, the Fund may distribute a higher amount of taxable income in that year that it had intended to pay out.

         A shareholder may also be subject to state and local taxes on dividends and distributions from the Funds. The Funds will notify shareholders annually about the federal tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year.

         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisers before purchasing shares of the Funds. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.

         The Funds are required to withhold 28% of any long-term capital gain dividends and 28% of each redemption transaction occurring in the Fund if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided, or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.

         In addition, the Funds are required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Funds: (a) the shareholder's name, address, account number, and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund/Portfolio identifying CUSIP number.

         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency or instrumentality of any of the foregoing U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

NET ASSET VALUE

         The net asset value per share of each Portfolio is determined by adding the values of all securities and other assets of the Portfolio, subtracting liabilities and expenses, and dividing by the number of shares of the Portfolio outstanding. Expenses are accrued daily, including the investment advisory fee. The net asset values of the Portfolios fluctuate based on the respective market value of the Portfolio's investments. The net asset value per share of each Portfolio is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Portfolios do not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Dr. Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

         The assets of Long-Term, Vermont Municipal, National Municipal, and California Limited-Term are valued as follows:  (a) securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade.  Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service; and (b) other securities for which market quotations are not available or deemed inappropriate are valued at fair value under the direction of each Fund's Board of Trustees/Directors.

         Below is a specimen price-make-up sheet showing how each Portfolio calculates the offering price per share.

Net Asset Value and Offering Price Per Share as of December 31, 2003:

Long-Term
Net asset value per share	$16.93
($ 71,547,591 / 4,225,934 shares)
Maximum sales charge	.66
(3.75% of offering price)
Offering price per share	$17.59

Vermont Municipal

Net asset value per share

$16.16

($52,887,615 / 3,271,900 shares)

Maximum sales charge

.63

(3.75% of offering price)
Offering price per share	$16.79

National Municipal

Net asset value per share

$11.11

($84,607,990 / 7,615,887 shares)

Maximum sales charge

.31

(2.75% of offering price)

Offering price per share

$11.42

California Limited-Term

Net asset value per share

$10.47

($24,335,277 / 2,324,475 shares)

Maximum sales charge

.11

(1.00% of offering price)

Offering price per share

$10.58

CALCULATION OF YIELD AND TOTAL RETURN

         From time to time, the Portfolios advertise their "total return." Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period and ten-year. Total return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of the Portfolio's dividend yield plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. All total return quotations, including returns after taxes, reflect the deduction of the Portfolio's maximum sales charge, except quotations of "return without maximum load," which do not deduct the sales charge. Thus, in the formula below, for return without maximum load, P = the entire $1,000 hypothetical initial investment and does not reflect the deduction of any sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" or "at NAV" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return before taxes is computed according to the following formula:

P(1 +T)n = ERV

where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable).

         Total return after taxes on distributions is computed according to the following formula:

P(1 +T)n = ATV D

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions); n = number of years and ATV D  = the ending  value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable) after taxes on fund distributions but not after taxes on redemption.

         Total return after taxes on distributions and sale of fund shares is computed according to the following formula:

P(1 +T)n = ATV DR

where P = a hypothetical initial payment of $1,000; T = average annual total return (after taxes on distributions and redemption); n = number of years and ATV DR = the ending value of a hypothetical $1,000 payment made at the beginning of the 1, 5, or 10 year periods at the end of such periods (or portions thereof if applicable), after taxes on fund distributions and redemption.

See the Prospectus for the Portfolios' standardized (with maximum load) performance results for the periods ending December 31, 2003.

  Average annual total returns without maximum load for the periods ending December 31, 2003 are as follows:

Before Taxes W/O Max. Load
Long-Term

One Year

4.77%

Five Years

5.36%

Ten Years

5.60%

Vermont Municipal

One Year

4.42%

Five Years

4.52%

Ten Years

4.99%

National Municipal

One Year

4.30%

Five Years

5.03%

Ten Years

5.40%

California Limited-Term

One Year

1.61%

Five Years

4.20%

Ten Years

4.60%

The Portfolios also advertise, from time to time, their "yield" and "tax equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations for each class refer to the aggregate imputed yield-to-maturity of each Portfolio's investments based on the market value as of the last day of a given thirty-day or one-month period, less expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. The Portfolio yield is computed according to the following formula:

Yield = 2[(a-b/cd+1)6-1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         The tax equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Portfolio yield, all or a portion of which may be exempt from federal income taxes. The tax equivalent yield is computed by taking the portion of the yield exempt from regular federal income tax and multiplying the exempt yield by a factor based upon a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal income tax. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.

         For the thirty-day period ended December 31, 2003 the yields were:

	SEC 30-Day	Tax-equivalent Yield (assumes 35% federal bracket)	Tax-equivalent Yield (assumes 38.6% bracket)
	Yield
Long-Term	3.83%	5.89%	6.24%
Vermont Municipal	3.14%	4.83%	5.11%

National Municipal

	2.84%	4.37%	4.63%

California Limited-Term

	1.46%	2.25%	2.38%

TRUSTEES/DIRECTORS AND OFFICERS

The Calvert Tax-Free Reserves Board of Trustees and the Calvert Municipal Fund, Inc. Board of Directors (collectively, "Trustees") supervise the Funds' activities and review contracts with companies that provide services to the Funds.  "Disinterested" Trustees refers to those Trustees who are not interested persons as that term is defined in the Investment Company Act of 1940 and the rules thereunder.

(Not   Applicable   to  Officers)

# of

Position

Position

Calvert

Name &

with

Start

Principal Occupation

Portfolios

Other

Date of Birth

Fund

Date

During Last 5 Years

Overseen

Directorships

Disinterested Trustees

RICHARD L. BAIRD, JR. DOB: 05/09/48	Trustee	1976	President/CEO of the Family Health Council, Inc. in Pittsburgh, PA, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services.	17

FRANK H. BLATZ, JR., Esq.DOB: 10/29/35	Trustee	1982	Of counsel to Schiller & Pittenger, P.C. since 2003. Prior to that, Mr. Blatz was an attorney in private practice. From 1996 to 1999 he was a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz.	27

DOUGLAS E. FELDMAN, M.D.DOB: 05/23/48	Trustee	1982	Managing partner of Feldman Otolaryngology, Head and Neck Surgery in Washington, D.C. He is also Associate Professor of Otolaryngology, Head and Neck Surgery at Georgetown University and George Washington University Medical School, and past Chairman of the Department of Otolaryngology, Head and Neck Surgery at the Washington Hospital Center.	11

PETER W. GAVIAN, CFA, ASA DOB: 12/08/32	Trustee	1980	Since 1976, President of Corporate Finance of Washington, Inc., a business appraisal firm. He is a Chartered Financial Analyst and an Accredited Senior Appraiser (business evaluation).	11

JOHN GUFFEY, JR. DOB: 05/15/48	Trustee	1976	Treasurer and Director of Silby, Guffey and Co., Inc. a venture capital firm.	19	Ariel Funds Calvert Foundation Calvert Ventures, LLC

M. CHARITO KRUVANT

DOB: 12/08/45	Trustee	1996	President and CEO of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.	27	Acacia Federal Savings Bank

ARTHUR J. PUGH

DOB: 09/24/37	Trustee	1982	Retired executive.	27	Acacia Federal Savings Bank

Interested Trustees

BARBARA J. KRUMSIEK*

DOB: 08/09/52

Trustee & President		1997	President, Chief Executive Officer and Vice Chairman of Calvert Group, Ltd.	36	Calvert Foundation

DAVID R. ROCHAT*

DOB: 10/07/37	Trustee & Senior VicePresident	1980	Executive Vice President of Calvert Asset Management Company, Inc. and Director and President of Chelsea Securities, Inc.	11	Government Scientific Source, Inc. Chelsea Securities, Inc.

D. Wayne Silby, Esq.*

DOB: 07/20/48

	Trustee	1976	Mr. Silby is Chairman of GroupServe Foundation, a software company focused on collaborative tools for non-profit groups. He is an officer and director of Silby, Guffey and Co., Inc., a private investment company.	20	Ameritas Acacia Mutual Life Insurance Company Calvert Foundation Grameen Foundation USA

Officers

SUSAN walker Bender, Esq. DOB: 01/29/59	Officer	1988	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.

IVY WAFFORD DUKE, Esq. DOB: 09/07/68	Officer	1996	Assistant Vice President and Associate General Counsel of Calvert Group, Ltd.

Daniel K. Hayes DOB: 09/09/50	Officer	1996	Senior Vice President of Calvert Asset Management Company, Inc.

HUI PING HO, CPA DOB: 01/06/65	Officer	2000	Tax Compliance Manager of Calvert Group, Ltd. and Assistant Fund Treasurer.

LANCELOT A. KING, Esq. DOB: 07/19/70	Officer	2002	Assistant Secretary and Assistant General Counsel of Calvert Group, Ltd. Prior to working at Calvert Group, Mr. King was an associate with Mintz, Levin, Cohn, Ferris, Glovsky & Popeo, and also with Kirkpatrick & Lockhart.

William M. Tartikoff, Esq. DOB: 08/12/47	Officer	1990	Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd.

Ronald M. Wolfsheimer, CPA DOB: 07/24/52	Officer	1979	Senior Vice President and Chief Financial Officer of Calvert Group, Ltd. and Fund Treasurer.

MICHAEL V. YUHAS JR., CPA DOB: 08/04/61	Officer	1999	Director of Fund Administration of Calvert Group, Ltd. and Fund Controller.

*Ms. Krumsiek is an interested person of both Calvert Tax-Free Reserves and Calvert Municipal Fund since she is an Officer and Director of the Funds' Advisor and its affiliates.  Mr. Silby is an interested person of the Funds since he is a Director of the parent company of the Funds' Advisor.  Mr. Rochat is an interested person of the Funds since he is an Officer and Director of the Funds' Advisor.

The address of the Trustees and Officers is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, except Mr. Silby's address is 1715 18th Street, N.W., Washington, DC  20009.  Trustees and Officers of the Funds as a group own less than 1% of the Funds' outstanding shares.  Each Board has three standing Committees. The Investment Policy Committee addresses the policies and strategies of the investment Advisor and reviews compliance matters.  Ms. Krumsiek and Messrs. Rochat, Gavian, Guffey and Silby comprise the Investment Policy Committee.  The Governance Committee deals with matters of fund governance, including policies on Trustee compensation, and Board and Committee structure and responsibilities.  The Disinterested Trustees (Ms. Kruvant and Messrs. Baird, Blatz, Feldman, Gavian, Guffey, and Pugh) comprise the Governance Committee.  The Audit Committee's function is to recommend to the Board independent auditors to conduct the annual audit of the Funds' financial statements; review with the independent auditors the outline, scope, and results of the annual audit; and review the performance and fees charged by the independent auditors for professional services.  In addition, the Audit Committee meets with the independent auditors and representatives of management to review accounting activities and areas of financial reporting and control.  Messrs. Pugh, Baird, Blatz, Feldman, and Ms. Kruvant comprise the Audit Committee.  The Investment Policy and Governance Committees met four times during the past fiscal year and the Audit Committee met five times.

         The Trustees owned shares in the Funds and in all Calvert Funds for which they serve on the Board, in the following amounts as of December 31, 2003:

Long-Term

Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Trustee	Securities in the	in All Registered Investment Companies Overseen
Funds	By Trustee in Calvert Family of Funds

Disinterested Trustees
Richard L. Baird, Jr.	None	> $100,000
Frank H. Blatz, Jr.	None	> $100,000
Douglas E. Feldman	None	$10,001 - $50,000
Peter W. Gavian	None	> $100,000
John G. Guffey, Jr.	$50,001 - $100,000	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Trustees
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	None	> $100,000
D. Wayne Silby	None	> $100,000

Vermont Municipal

Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Trustee	Securities in the	in All Registered Investment Companies Overseen
Funds	By Trustee in Calvert Family of Funds
Disinterested Trustees
Richard L. Baird, Jr.	None	> $100,000
Frank H. Blatz, Jr.	None	> $100,000
Douglas E. Feldman	None	$10,001- $50,000
Peter W. Gavian	None	> $100,000
John G. Guffey, Jr.	None	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Trustees
D. Wayne Silby	None	> $100,000
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	$10,001 - $50,000	> $100,000

National Municipal

Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Trustee	Securities in the	in All Registered Investment Companies Overseen
Funds	By Trustee in Calvert Family of Funds

Disinterested Directors
Richard L. Baird, Jr.	None	> $100,000
Frank H. Blatz, Jr.	None	> $100,000
Douglas E. Feldman	None	$10,001 - $50,000
Peter W. Gavian	None	> $100,000
John G. Guffey, Jr.	> $100,000	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Directors
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	None	> $100,000
D. Wayne Silby	None	> $100,000

California Limited-Term

Dollar Range of Equity	Aggregate Dollar Range of Equity Securities
Name of Trustee	Securities in the	in All Registered Investment Companies Overseen
Funds	By Trustee/Director in Calvert Family of Funds

Disinterested Directors
Richard L. Baird, Jr.	None	> $100,000
Frank H. Blatz, Jr.	None	> $100,000
Douglas E. Feldman	None	$10,001 - $50,000
Peter W. Gavian	None	> $100,000
John G. Guffey, Jr.	None	> $100,000
M. Charito Kruvant	None	> $100,000
Arthur J. Pugh	None	> $100,000
Interested Directors
Barbara J. Krumsiek	None	> $100,000
David R. Rochat	None	> $100,000
D. Wayne Silby	None	> $100,000

         Trustees/Directors not affiliated with the Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any Fund in the Calvert Family of Funds through the Deferred Compensation Plan.  Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Funds' assets, liabilities, net assets, and net income per share.

Trustees/Directors Compensation Table

Fiscal Year 2003 (unaudited numbers)	Aggregate Compensation from Registrant for Service as Trustee (includes deferred compensation)	Pension or Retirement Benefits (i.e., deferred compensation) Accrued as part of Registrant Expenses*	Total Compensation from Registrant and Fund Complex paid to Trustee** for services as Trustee
Calvert Tax-Free Reserves
Disinterested Trustees
Richard L. Baird, Jr.	$22,523	$0	$50,900
Frank H. Blatz, Jr.	$22,892	$22,892	$59,751
Douglas E. Feldman	$22,133	$0	$43,750
Peter W. Gavian	$22,892	$0	$45,250
John G. Guffey, Jr.	$22,743	$13,735	$72,465
M. Charito Kruvant	$22,861	$13,735	$59,719
Arthur J. Pugh	$22,892	$0	$59,750
Interested Trustees
Barbara J. Krumsiek	$0	$0	$0
David R. Rochat	$0	$0	$0
D. Wayne Silby	$22,285	$13,276	$85,430
Calvert Municipal Fund
Disinterested Directors
Richard L. Baird, Jr.	$808	$0	$50,900
Frank H. Blatz, Jr.	$822	$822	$59,751
Douglas E. Feldman	$794	$0	$43,750
Peter W. Gavian	$822	$0	$45,250
John G. Guffey, Jr.	$823	$494	$72,465
M. Charito Kruvant	$822	$493	$59,719
Arthur J. Pugh	$822	$0	$59,750
Interested Directors
Barbara J. Krumsiek	$0	$0	$0
David R. Rochat	$0	$0	$0
D. Wayne Silby	$1,074	$751	$85,430

*           Certain Trustees have chosen to defer their compensation.  As of December 31, 2003, total deferred compensation for these Trustees from the Fund complex, including dividends and capital appreciation was: Blatz $1,231,380.91; Gavian $227,628.03; Guffey $163,929.91; Kruvant $201,314.27; Pugh $311,586.59; and Silby $109,635.25.     **         As of December 31, 2003, the Fund Complex consists of ten (10) registered investment companies.

INVESTMENT ADVISOR

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a controlled subsidiary of Ameritas-Acacia Mutual Holding Company.

         Under the Investment Advisory Agreement, the Advisor manages the investment and reinvestment of the Funds' assets, subject to the direction and control of the Board of Trustees. For its services, the Advisor receives from each Fund an annual fee of .60% of the first $500 million of the Fund's average daily net assets, .50% of the next $500 million of such assets, and .40% of all such assets over $1 billion.

         The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. The Advisor provides the Funds with investment advice and research, pays the salaries and fees of all Trustees and executive officers of the Fund who are employees of the Advisor, or its affiliates and pays certain Fund advertising and promotional expenses. The Funds pay all other administrative and operating expenses, including: custodial fees; shareholder servicing; dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of Fund securities.

         The Advisor may voluntarily reimburse the Funds for expenses. The following table shows the advisory fees paid by each Fund to the Advisor for the past three fiscal years:

	2001	2002	2003

Long-Term	$357,286	$411,521	$501,255
Vermont Municipal	$301,670	$316,016	$314,560
National Municipal	$456,596	$479,737	$526,236
California Limited-Term	$167,245	$171,095	$169,904

In evaluating the Investment Advisory Agreement, the Boards of Trustees received and considered on a Fund-by-Fund basis a variety of information relating to the Funds.  The disinterested Trustees reviewed a written report prepared by the Advisor regarding various services provided by the Advisor and a separate report prepared by the Advisor or an independent third party, which provided a statistical analysis comparing each Fund's investment performance, expenses, and fees to comparable mutual funds. The disinterested Trustees were advised by independent legal counsel with respect to their deliberations.

In reapproving the Investment Advisory Agreement, the Boards of Trustees considered on a Fund-by-Fund basis the following factors: the nature and quality of the services provided by the Advisor; the Advisor's personnel and operations; the Advisor's financial condition; the level and method of computing each Fund's advisory fee; comparative performance, fee and expense information for each of the Funds; the profitability of the Calvert Group of Funds to the Advisor; the allocation of the Funds' brokerage, including the Advisor's process for monitoring "best execution" and use of "soft" dollars to pay for research and other services; the direct and indirect benefits, if any, derived by the Advisor from the relationship with the Funds; the effect of each Fund's growth and size on the Fund's performance and expenses; the affiliated distributor's process for monitoring sales load breakpoints; the Advisor's policies and procedures regarding the prevention of market timing and late trading; and any possible conflicts of interest. In reviewing the overall profitability of the advisory fee to the Funds' Advisor, the Board also considered the fact that affiliates provide shareholder servicing and administrative services to the Funds for which they receive compensation.

In reapproving the Investment Advisory Agreement, the Boards of Trustees, including the disinterested Trustees, did not identify any single factor as controlling.

ADMINISTRATIVE SERVICES AGENT

         Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, has been retained by the Funds to provide certain administrative services necessary to the conduct of the Funds' affairs. Exclusive of the CTFR Money Market Portfolio, CTFR pays an annual fee of $80,000, allocated between the remaining Portfolios based on assets. The Calvert Municipal Fund Portfolios (National and California) each pay a fee of .10% of their respective average annual net assets.  The service fees paid by the Funds to Calvert Administrative Services Company for the past three fiscal years were:

	2001	2002	2003

Long-Term	$0	$0	$3,239
Vermont Municipal	$2,541	$0	$2,043
National Municipal	$68,794	$72,451	$87,709
California Limited-Term	$20,452	$21,009	$28,299

TRANSFER AND SHAREHOLDER SERVICING AGENTS

Boston Financial Data Services, Inc. ("BFDS"), a subsidiary of State Street Bank & Trust, has been retained by the Funds to act as transfer agent and dividend disbursing agent. These responsibilities include: responding to certain shareholder inquiries and instructions, crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions, and daily updating of shareholder accounts to reflect declaration and payment of dividends.

         Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., has been retained by the Fund to act as shareholder servicing agent. Shareholder servicing responsibilities include responding to shareholder inquiries and instructions concerning their accounts, entering any telephoned purchases or redemptions into the BFDS system, maintenance of broker-dealer data, and preparing and distributing statements to shareholders regarding their accounts.

         For these services, BFDS and Calvert Shareholder Services, Inc. receive a fee based on the number of shareholder accounts and transactions. CSSI may contract, at the Fund's expense, with third party subagents to provide recordkeeping and subaccounting services to the Funds.

INDEPENDENT AUDITORS AND CUSTODIANS

KPMG LLP, located at 1601 Market Street, Philadelphia, Pennsylvania, 19103, served as independent auditors for fiscal years 2002 and 2003.Other firms served as the Funds' independent auditors for fiscal year 2001 and prior.  State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian of the Fund's' investments. M&T Bank, 25 South Charles Street, Baltimore, Maryland 21203 also serves as custodian of certain of the Funds' cash assets. The custodians have no part in deciding the Funds' investment policies or the choice of securities that are to be purchased or sold for the Funds.

METHOD OF DISTRIBUTION

         Calvert Distributions, Inc, ("CDI"), 4550 Montgomery Ave., Suite 1000N Bethesda, Maryland 20814, is the principal underwriter and distributor for the Funds. CDI is an affiliate of the Funds' Advisor.  Under the terms of its underwriting agreement with the Funds, CDI markets and distributes the Funds' shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

Long-Term and Vermont Municipal

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of
	Offering	net amount	Brokers as a %
Investment	Price	Invested	offering price

Less than $50,000	3.75%	3.90%	3.00%
$50,000 but less than $100,000	3.00%	3.09%	2.25%
$100,000 but less than $250,000	2.25%	2.30%	1.75%
$250,000 but less than $500,000	1.75%	1.78%	1.25%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

National Municipal

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a %
Investment	price	Invested	offering price

Less than $50,000	2.75%	2.83%	2.25%
$50,000 but less than $100,000	2.25%	2.30%	1.75%
$100,000 but less than $250,000	1.75%	1.78%	1.25%
$250,000 but less than $500,000	1.25%	1.27%	0.95%
$500,000 but less than $1,000,000	1.00%	1.01%	0.80%
$1,000,000 and over	0.00%	0.00%	0.00%

California Limited-Term

Shares are offered at net asset value plus a front-end sales charge as follows:

	As a % of	As a % of	Allowed to
Amount of	offering	net amount	Brokers as a %
Investment	price	Invested	offering price

Less than $50,000	1.00%	1.01%	1.00%
$50,000 but less than $100,000	0.75%	0.76%	1.00%
$100,000 but less than $250,000	0.50%	0.50%	1.00%
$250,000 and over	0.00%	0.00%	0.00%

CDI receives any front-end sales charge or CDSC paid. A portion of the front-end sales charge may be reallowed to dealers.  The aggregate amount of sales charges (gross underwriting commissions), and the amount retained by CDI (net of reallowance) for the last three fiscal years were as follows:

2001

	2002	2003

Gross/Net

	Gross/Net	Gross/Net

Long-Term

$39,034/$21,874	$46,844/$27,355	$59,944/$30,664

National Municipal

$41,561/$19,334

	$51,677/$26,079	$44,014/$22,429

Vermont Municipal

$36,520/$23,592

	$40,977/$27,506	$35,066/$26,105

California Limited-Term

$18,858/$6,715

	$27,645/$11,507	$22,579/$8,180

         Fund Trustees and certain other affiliated persons of the Funds are exempt from the sales charge since the distribution costs are minimal to persons already familiar with the Funds. Other groups are exempt due to economies of scale in distribution. See Exhibit A to the Prospectus.

         Pursuant to Rule 12b-1 under the Investment Company Act of 1940, the Long-Term, National Municipal, and California Limited-Term Funds have each adopted Distribution Plans (the "Plans") which permit the Funds to pay certain expenses associated with the distribution and servicing of its shares (Vermont Municipal has not adopted a Distribution Plan). Such expenses may not exceed, on an annual basis, .35% of Long-Term's average daily net assets, and .25% of National Municipal's and California Limited-Term's respective average daily net assets.

         The Distribution Plans were approved by each Board, including the Trustees who are not "interested persons" of the Funds (as that term is defined in the Investment Company Act of 1940) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Trustees who are not interested persons of the Funds is committed to the discretion of such disinterested Trustees. In establishing the Plan, the Trustees considered various factors including the amount of the distribution fee. The Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund/Portfolio and its shareholders, including economics of scale at higher assets levels better investment opportunities and more flexibility in managing a growing portfolio.

         The Plan may be terminated by vote of a majority of the disinterested Trustees who have no direct or indirect financial interest in the Plan or by vote of a majority of the outstanding shares of the Fund/Portfolio. Any change in the Plan that would materially increase the distribution cost to the Fund/Portfolio requires approval of the shareholders of the affected class; otherwise, the Plan may be amended by the Trustees, including a majority of the disinterested Trustees as described above.

         The Plan will continue in effect for successive one-year terms provided that such continuance is annually approved by (i) the vote of a majority of the Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Trustees.

As noted above, distribution and shareholder servicing expenses are paid to broker/dealers through sales charges (paid by the investor) and 12b-1 Distribution Plan expenses (paid by the Fund as part of the annual operating expenses).  In addition to these payments, the Advisor, CDI and/or their affiliates, at their own expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.  The Advisor, CDI and/or their affiliates have agreed to pay certain firms compensation based on sales of Fund shares or on assets held in those firms' accounts for their marketing, distribution and shareholder servicing of Fund shares, above the usual sales charges, distribution and service fees.  In other instances, one of these entities may make annual payments to a broker/dealer in order to be included in a wrap or preferred provider program.  This list may be changed from time to time. As of December 31, 2003, the Advisor, CDI and/or their affiliates had special arrangements regarding one or more Calvert Funds with the following firms:  American Express, Thrivent Financial for Lutherans, Raymond James, Ameritas Investment Corp., Washington Mutual, CUSO, US Bancorp, and Marshall & Isley.  The Advisor, CDI and/or their affiliates do not use any directed brokerage of Fund portfolio trading commissions to compensate brokers for the sale of Fund shares.  For the fiscal year ended December 31, 2003, the Advisor, CDI and/or their affiliates paid to broker/dealers, from their own resources a total of $471,527 in distribution expenses for all Funds in the Calvert Group.

CDI makes a continuous offering of the Funds' securities on a "best efforts" basis. Under the terms of the agreement, CDI is entitled to receive a distribution fee and a service fee from the Funds based on the average daily net assets of the Funds. These fees are paid pursuant to the Funds' Distribution Plan.

The Distribution Plan Expenses paid by Long-Term to CDI for the fiscal year ended December 31, 2003, were spent for the following purposes:

Compensation to broker-dealers	$75,188
Compensation to sales personnel	$0
Advertising	$0
Printing and mailing of prospectuses to other than current shareholders	$0
Compensation to underwriters	$0
Interest, financial charges	$0
Other	$0
Total Paid to CDI	$75,188

         Vermont Municipal, National Municipal, and California Limited-Term did not pay any Distribution Plan expenses during fiscal year 2003.

PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. The Advisor makes investment decisions and the choice of brokers and dealers under the direction and supervision of the Board of Trustees.

         Broker-dealers who execute portfolio transactions on behalf of the Portfolios are selected on the basis of their execution capability and trading expertise considering, among other factors, the overall reasonableness of the brokerage commissions, current market conditions, size and timing of the order, difficulty of execution, per share price, etc., market familiarity, reliability, integrity, and financial condition, subject to the Advisor's obligation to seek best execution. The Portfolios did not pay any brokerage commissions during the last three fiscal years.

While the Advisor selects brokers primarily on the basis of best execution, in some cases it may direct transactions to brokers based also on the quality and amount of the research and research-related services which the brokers provide to it. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; providing portfolio performance evaluation and technical market analyses; and providing other services relevant to the investment decision making process. Other such services are designed primarily to assist the Advisor in monitoring the investment activities of the Portfolio. Such services include portfolio attribution systems, return-bases style analysis, and trade-execution analysis.

The Advisor may also direct selling concessions and/or discounts in fixed-price offerings for research services.

If, in the judgment of the Advisor, the Portfolios or other accounts managed by them will be benefited by supplemental research services, they are authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commission which another broker may have charged for effecting the same transactions. It is the policy of the Advisor that such research services will be used for the benefit of the Portfolios as well as other Calvert Funds and managed accounts.

         The Portfolio turnover rates for the last two fiscal years are as follows:

	2002	2003
Long-Term	113%	219%
Vermont Municipal	20%	26%
National Municipal	71%	52%
California Limited-Term	30%	98%

PERSONAL SECURITIES TRANSACTIONS

         The Funds, their Advisor, and principal underwriter have adopted a Code of Ethics pursuant to Rule 17j-1 of the Investment Company Act of 1940. The Code of Ethics is designed to protect the public from abusive trading practices and to maintain ethical standards for access persons as defined in the rule when dealing with the public.  The Code of Ethics permits the Funds' investment personnel to invest in securities that maybe purchased or held by the Funds. The Code of Ethics contains certain conditions such as preclearance and restrictions on use of material information.

PROXY VOTING DISCLOSURE

Please refer to Appendix A of this Statement of Additional Information for the Proxy Voting Guidelines of the Calvert Funds. This document includes the policies and procedures that the Funds use in determining how to vote proxies relating to Fund securities, as well as when a vote presents a possible conflict of interest between the interests of Fund shareholders, and those of the Funds' Investment Advisor, principal underwriter, or an affiliated person of the Funds, its Investment Advisor, or principal underwriter.

GENERAL INFORMATION

         Calvert Tax-Free Reserves and Calvert Municipal Fund are open-end, non-diversified investment management investment companies. Long-Term and Vermont Municipal are series of Calvert Tax-Free Reserves, which was organized as a Massachusetts business trust on October 20, 1980. The other series of the Fund include the Money Market Portfolio and Limited-Term Portfolio.  National Municipal and California Limited-Term are series of Calvert Municipal Fund, Inc., a Maryland corporation organized on February 4, 1992. Calvert Tax-Free Reserve's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund. The shareholders of a Massachusetts business trust might, however, under certain circumstances, be held personally liable as partners for its obligations. The Declaration of Trust provides for indemnification and reimbursement of expenses out of Fund assets for any shareholder held personally liable for obligations of the Fund. The Declaration of Trust provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. The Declaration of Trust further provides that the Fund may maintain appropriate insurance (for example, fidelity bonding and errors and omissions insurance) for the protection of the Fund, its shareholders, Trustees, officers, employees, and agents to cover possible tort and other liabilities. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the Fund itself is unable to meet its obligations.

Each share of each series represents an equal proportionate interest in that series with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board.

         Calvert Tax-Free Reserves and Calvert Municipal Fund are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing Trustees/Directors, changing fundamental policies, or approving a management contract. As a shareholder, you receive one vote for each share you own.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of March 31, 2004, the following shareholders owned 5% or more of the outstanding voting securities of the Funds as shown:

Name and Address	% of Ownership

Long-Term

General (Retired) Colin L. Powell or Alma J. Powell JTWROS	18.63%
1317 Ballantrae Farm Drive
McLean, VA 22101-3028

Laura Lustig	5.95%
1200 Post Road East Suite 209
Weston, CT 06880-5426

Vermont Municipal

None

National Municipal

Charles Schwab & Co Inc.	14.36%
Reinvest. Acct.
ATTN: Mutual Fund Dept
101 Montgomery Street
San Francisco, CA 94101-4122

Robert P. Taishoff  TTEE

7.21%

U/A 06/02/98

Lawrence B Taishoff Flint Trust
309 Martins Cove Road
Annapolis, MD 21401-5952

California Limited-Term
MFPF&S For the Sole Benefit of Its Customers	8.85%
ATTN: Fund Administration 971L5
4800 Deer Lake Drive East
Floor 3
Jacksonville, Fl 32246-6484

James J. Bochnowski & Janet A. Bochnowski Comm. Property	8.49%
28 Camino Por Los Arboles
Atherton, CA 94027-5941

FUND SERVICE PROVIDERS

INVESTMENT ADVISOR

Calvert Asset Management Company, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

Shareholder ServiceS

Calvert Shareholder Services, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER

Calvert Distributors, Inc.

4550 Montgomery Avenue

Suite 1000N

Bethesda, Maryland 20814

TRANSFER AGENT

Boston Financial Data Services, Inc.

330 West 9th Street

Kansas City, Missouri 64105

INDEPENDENT auditors

KPMG LLP

1601 Market Street

Philadelphia, Pennsylvania  19103

CUSTODIAN

State Street Bank & Trust Company, N.A.

225 Franklin Street

Boston, Massachusetts 02110

CUSTODIAN (cash assets)

M&T Bank25 South Charles Street

Baltimore, Maryland  21203

APPENDIX A

PROXY VOTING GUIDELINES

Introduction

         Calvert believes that healthy corporations are characterized by sound corporate governance   and overall corporate social responsibility.  The well-governed company meets high standards of corporate ethics and operates in the best interests of shareowners.  The socially responsible company meets high standards of corporate ethics and operates in the best interests of other stakeholders (employees, customers, communities and the environment).  In our view, companies that combine good governance and corporate social responsibility are better positioned for long-term success.

         These Proxy Voting Guidelines ("the Guidelines") reflect Calvert's view that our fiduciary obligations to our shareholders include an obligation to vote their proxies in a manner consistent with (1) good corporate governance, and (2) corporate social responsibility.  The attributes of well-governed, socially responsible companies that these proxy-voting guidelines seek to promote are:

Long-Term Value.   Responsible, healthy companies are those that focus on long-term value creation that aligns the interests of management with those of shareowners and other stakeholders.  Good governance is likely to be compromised when a company becomes myopic, focusing on current earnings expectations and other short-term goals rather than the fundamental soundness of the enterprise over the longer term.  A focus on long-term value creation also increases the relevance of companies' environmental management, treatment of workers and communities, and other social variables.  Just as a short-term focus on earnings performance can compromise long-term shareowner interests, so can poor treatment of workers, communities, the environment or other stakeholders create short-term gain while increasing risks and compromising performance over the longer term.   Calvert's proxy voting guidelines support governance structures and policies that keep the focus of company management on long-term corporate health and sustainable financial, social and environmental performance.

Accountability.  Corporate management must be accountable to many interests, including investors, stakeholders, and regulators.  Management of a company must be accountable to the board of directors; the board must be accountable to the company's shareowners; and the board and management together must be accountable to the stakeholders.  Some governance structures by their very nature weaken accountability, including corporations that are too insulated from possible takeovers.  Certain other governance structures are well suited to manage this accountability:  independent boards that represent a wide variety of interests and perspectives; full disclosure of company performance on financial, environmental, and social metrics; charters, bylaws, and procedures that allow shareholders to express their wishes and concerns; and compensation structures that work to align the interests and time-frames of management and owners.  Calvert's proxy voting guidelines support structures that create and reinforce accountability, and oppose those that do not.

  Sustainability.  Well-governed companies are those whose operations are financially, socially and environmentally sustainable. Sustainability requires fair treatment of shareholders and other stakeholders in order to position the company for continued viability and growth over time.  Effective corporate governance, like national governance, cannot indefinitely ignore or exploit certain groups or interests to the benefit of others without incurring mounting risks for the corporation.  For example, companies that provide excessive compensation to executives at the expense of other employees and shareowners are creating risks that may be expressed in rising employee turnover or activist campaigns targeting corporate practices.  Companies that fail to account for potential liabilities associated with climate change may be creating risks that will be expressed in costly government regulation or uninsured catastrophic losses.  Calvert's proxy voting guidelines aim to support sustainable governance that attends fairly to the interests of shareowners, workers, communities and the environment.

         As a long-term equity investor, Calvert strives to encourage corporate responsibility, which includes respectful treatment of workers, suppliers, customers and communities, environmental stewardship, product integrity and high standards of corporate ethics as well as more traditional measures of sound corporate governance.   Companies that combine good governance and social responsibility strive to avoid unnecessary financial risk while serving the interests of both shareowners and stakeholders.   In our view, Good Governance + Social Responsibility = Corporate Responsibility.

          On behalf of our shareholders, Calvert Funds generally vote our proxies in accordance with the positions set forth in these Proxy Voting Guidelines ("the Guidelines").   The Guidelines are not meant to be exhaustive, nor can they anticipate every potential voting issue on which the Funds may be asked to cast their proxies.  There also may be instances when the Advisor, Calvert Asset Management Company, votes the Funds' shares in a manner that does not strictly adhere to or is inconsistent with these Guidelines if doing so is in the best interests of the Funds' shareholders. Also, to the extent that the Guidelines do not address potential voting issues, the Funds delegate to the appropriate Advisor the authority to act on its behalf to promote the applicable Funds' investment objectives and social goals.  To the extent the Funds vote proxies in a manner not strictly in accordance with these Guidelines, and such votes present a potential conflict of interest, the Funds will proceed in accordance with Section III below.

         When support for or opposition to a proxy proposal as described below is qualified with the term, "ordinarily," this means that the Fund Advisor generally foresees voting all shares as described except in special circumstances where the Advisor determines that a contrary vote may be in the best interests of Fund shareholders.

         When support for or opposition to a proxy proposal is qualified by the expression, "on a case by case basis," this means that the Fund Advisor cannot determine in advance whether such proposals are generally in the best interests of Fund shareholders and will reserve judgment until such time as the specific proposal is reviewed and evaluated.

         When we use the term, "shareholder," we are referring to Calvert's mutual fund shareholders whose proxy votes we cast in accordance with these Guidelines.  When we use the term, "shareowner," we are referring to the equity owners of stock in publicly traded corporations.

         Calvert appreciates that issues brought to shareholders may change over time, as both investors' concerns and SEC rules governing inclusion of specific items in corporate proxies change.  We have constructed these Proxy Voting Guidelines to be both general enough and sufficiently flexible to adapt to such changes.  To that end, we have not attempted to address every specific issue that may arise on a proxy ballot.

         Calvert's proxy voting record is available on the Funds' web site, www.calvert.com, and will, after August 31, 2004, also be available on the Securities and Exchange Commission's website at www.sec.gov.

CORPORATE GOVERNANCE

Board and Governance Issues

Board of Directors

         The board of directors ("the board") is responsible for the overall governance of the corporation, including representing the interests of shareowners and overseeing the company's relationships with other stakeholders.  While company boards do not have a statutory responsibility to protect stakeholders, the duties of care and loyalty encompass the brand, financial, and reputational risks that can result from inadequate attention to stakeholder interests.  Thus, in our view, a board's fiduciary duties encompass stakeholder relations as well as protecting shareowner interests.

         One of the most fundamental sources of good governance is independence.  Directors who have financial or other affiliations with companies on whose boards they serve may face conflicts of interest between their own interests and those of the corporation's shareowners and other stakeholders.  In our view, the board should be composed of a majority of independent directors and key committees, including the audit, compensation, and nominating and/or governance committees, should be composed exclusively of independent directors.

         Independent directors are those who do not have a material financial or personal relationship with the company or any of its managers that could compromise the director's objectivity and fiduciary responsibility to shareowners.  In general, this means that an independent director should have no affiliation with the company other than a seat on the board and (in some cases) ownership of sufficient company stock to give the director a stake in the company's financial performance, but not so great as to constitute a controlling or significant interest.

         Because the board's ability to represent shareowners independently of management can be compromised when the Chair is also a member of management, it can sometimes be beneficial for the Chair of the board be an independent director.

         Another critical component of good governance is diversity.  Well-governed companies benefit from a wide diversity of perspective and background on their boards.  To bring such diversity to the board, directors should be chosen to reflect diversity of experience, perspective, expertise, gender, race, culture and geography.  Calvert's goal in addressing board diversity is to assure that boards of directors fairly represent the concerns of both shareholders and stakeholders.  Stakeholders include employees, communities, vendors, and customers, and as such, include people of color and racial minorities who have historically faced discrimination or denial of opportunities solely on account of their race.  Even well governed corporations may risk perpetuating this historic injustice if boards of directors are not inclusive and diverse.

         Companies that are private may take some time to achieve an adequate balance of diversity and independence on their boards.  For private companies, the fund Advisor will vote on a case-by-case basis on board independence and board diversity matters.

         Each director should also be willing and able to devote sufficient time and effort to the duties of a director.  Ordinarily, this means that directors should not sit on more than two other boards of publicly traded companies, unless personal circumstances allow sufficient time to devote to corporate governance on several boards.  Directors who routinely fail to attend board meetings, regardless of the number of boards on which they serve, are not devoting sufficient attention to good corporate governance.

         The board should periodically evaluate its performance, the performance of it various committees, and the performance of individual board members in governing the corporation.

         The Fund Advisor will oppose slates of directors without at least a majority of independent directors.

         The Fund Advisor will oppose slates of directors that result in a board that does not include both women and people of color and may oppose slates of directors that include women and people of color should the Advisor conclude that the presence of women and people of color on the board constitutes mere token representation.

         The Fund Advisor will support proposals requesting that companies adopt policies or nominating committee charters to assure that diversity is a key attribute of every director search.

         The Fund Advisor will support proposals requesting that the majority of directors be independent and that the board audit, compensation and/or nominating committees be composed exclusively of independent directors.

         The Fund Advisor will examine on a case-by-case basis proposals seeking to separate the positions of Chair of the board and Chief Executive Officer as well as resolutions asking for the Chair to be an independent director.

         The Fund Advisor may oppose slates of directors in situations where the company failed to take action on shareowner proposals that passed in previous years.

         The Fund Advisor will ordinarily oppose director candidates who have not attended a sufficient number of meetings of the board or key committees on which they served to effectively discharge their duties as directors.

Classified or Staggered Boards

         On a classified (or staggered) board, directors are divided into separate classes with directors in each class elected to overlapping three-year terms. Companies argue that such boards offer continuity in strategic direction, which promotes long-term planning. However, in some instances these structures may deter legitimate efforts to elect new directors or takeover attempts that may benefit shareowners.    A classified board structure may also tend to depress stock price if viewed as an anti-takeover measure.

         The Fund Advisor will ordinarily support proposals to elect all board members annually and to remove classified boards.

Increase Authorized Common Stock

         Companies may choose to increase their authorization of common stock for a variety of reasons.  In some instances, the intended purpose of the increased authorization may clearly benefit shareowners; in others, the benefits to shareowners are less clear.  Given that increased authorization of common stock is dilutive, except where the authorization is being used to facilitate a stock split or stock dividend, proposed increases in authorized common stock must be examined carefully to determine whether the benefits of issuing additional stock outweigh the potential dilution.

         The Fund Advisor will ordinarily support proposals authorizing the issuance of additional common stock necessary to facilitate a stock split.

         The Fund Advisor will examine and vote on acase-by case basis proposals authorizing the issuance of additional common stock.  If the company already has a large amount of stock authorized but not issued, or reserved for its stock option plans, or where the request is to increase shares by more than 100 percent of the current authorization, the Fund Advisor will ordinarily oppose the proposals (unless there is a convincing business plan for use of additional authorized common stock) due to concerns that the authorized but unissued shares will be used as a poison pill or other takeover defense.

Blank Check Preferred Stock

         Blank check preferred stock is stock with a fixed dividend and a preferential claim on company assets relative to common shares. The terms of the stock (voting, dividend, and conversion rights) are set by the board at a future date without further shareowner action. While such an issue can in theory have legitimate corporate purposes, most often it has been used as an anti-takeover device.

         The Fund Advisor will ordinarily oppose the creation of blank check preferred stock.  In addition, the Fund Advisor will ordinarily oppose increases in authorization of preferred stock with unspecified terms and conditions of use that may be determined by the board at a future date, without approval of shareholders.

Supermajority Vote Requirements

         Supermajority vote requirements in a company's charter or bylaws require a level of voting approval in excess of a simple majority. Generally, supermajority provisions require at least 2/3 affirmative votes for passage of issues.

The Fund Advisor will ordinarily oppose supermajority vote requirements.

Restrictions on Shareowners Acting by Written Consent

         Written consent allows shareowners to initiate and carry out a shareowner action without waiting until the annual meeting, or by calling a special meeting.  It permits action to be taken by the written consent of the same percentage of outstanding shares that would be required to effect the proposed action at a shareowner meeting.

         The Fund Advisor will ordinarily oppose proposals to limit or eliminate the right of shareowners to act by written consent.

Restrictions on Shareowners Calling Meetings

         It is common for company management to retain the right to call special meetings of shareowners at any time, but shareowners often do not have similar rights.  In general, we support the right of a majority of shareowners to call special meetings, even in extraordinary circumstances, such as consideration of a takeover bid.  Restrictions on the right of a majority of shareowners to call a meeting can also restrict the ability of shareowners to force company management to consider shareowner proposals or director candidates.

         The Fund Advisor will ordinarily oppose restrictions on the right of shareowners to call special meetings, as such restrictions limit the right of shareowners to participate in governance.

Limitations, Director Liability and Indemnification

         Because of increased litigation brought against directors of corporations and the increased costs of director's liability insurance, many states have passed laws limiting director liability for actions taken in good faith. It is argued that such indemnification is necessary for companies to be able to attract the most qualified individuals to their boards.  In addition, many companies are seeking to add indemnification of directors to corporate bylaws.

         The Fund Advisor will ordinarily support proposals seeking to indemnify directors and limit director liability for acts excluding fraud or other wanton or willful misconduct or illegal acts, but will oppose proposals seeking to indemnify directors for all acts.

Reincorporation

         Corporations are bound by the laws of the states in which they are incorporated.  Companies reincorporate for a variety of reasons, including shifting incorporation to a state where the company has its most active operations or corporate headquarters.  In other cases, reincorporation is done to take advantage of stronger state corporate takeover laws, or to reduce tax or regulatory burdens.  In these instances, reincorporation may result in greater costs to stakeholders, or in loss of valuable shareowner rights.

         The Fund Advisor will ordinarily support proposals to reincorporate for valid business reasons (such as reincorporating in the same state as the corporate headquarters).

         The Fund Advisor will ordinarily oppose proposals to reincorporate outside the United States if the Advisor determines that such reincorporation is no more than the establishment of a skeleton offshore headquarters or mailing address for purposes of tax avoidance, and the company does not have substantial business activities in the country in which it proposes to reincorporate.

Cumulative Voting

         Cumulative voting allows shareowners to "stack" their votes behind one or a few directors running for the board, thereby helping a minority of shareowners to win board representation. Cumulative voting gives minority shareowners a voice in corporate affairs proportionate to their actual strength in voting shares.  However, like many tools, cumulative voting can be misused.   In general, where shareowner rights and voice are well protected by a strong, diverse, and independent board and key committees, where shareowners may call special meetings or act by written consent, and in the absence of strong anti-takeover provisions, cumulative voting is usually unnecessary.

         The Fund Advisor will examine and vote on a case-by-case basisproposals calling for cumulative voting in the election of directors.

Dual or Multiple Classes of Stock

         In order to maintain corporate control in the hands of a certain group of shareowners, companies may seek to create multiple classes of stock with differing rights pertaining to voting and dividends.  Creation of multiple classes of stock limits the right of some shareowners -- often a majority of shareowners -- to exercise influence over the governance of the corporation.   This in turn diffuses directors' incentives to exercise appropriate oversight and control over management.

         The Fund Advisor will ordinarily oppose proposals to create dual classes of stock.  However, the Advisor will examine and vote on acase-by-case basis proposals to createclasses of stock offering different dividend rights (such as one class that pays cash dividends and a second that pays stock dividends), and may support such proposals if they do not limit shareowner rights.

Limit Directors' Tenure

Corporate directors generally may stand for re-election indefinitely.  Opponents of this practice suggest that limited tenure would inject new perspectives into the boardroom as well as possibly creating room for directors from diverse backgrounds.  However, continuity is also important and there is no empirical support for the proposition that limitations on director tenure improve governance.  It may be in the best interests of the shareowners for long-serving directors to remain on the board, providing they maintain their independence as well as the independent perspective they bring to the board.

         Accordingly, the Fund Advisor will examine and vote on a case-by-case basis proposals to limit director tenure.

Director Stock Ownership

         Advocates of requirements that directors own shares of company stock argue that stock ownership helps to align the interests of directors with the interests of shareowners.  Yet there are ways that such requirements may also undermine good governance:  limiting board service only to those who can afford to purchase shares; or encouraging companies to use stock awards as part or all of director compensation.  In the latter case, unless there are mandatory holding requirements, or other stipulations that help to assure that director and shareowner incentives are indeed aligned, awards of stock as compensation can create conflicts of interest where board members may make decisions for personal gain rather than for the benefit of shareowners.  Thus, in some circumstances director stock ownership requirements may be beneficial and in others detrimental to the creation of long-term shareowner value.

         The Fund Advisor will examine and vote on a case-by-case basis proposals requiring that corporate directors own shares in the company.

         The Fund Advisor will oppose excessive awards of stock or stock options to directors.

Selection of Auditor and Audit Committee Chair

         Annual election of the outside auditors is standard practice.  While it is recognized that the company is in the best position to evaluate the competence of the outside auditors, we believe that outside auditors must ultimately be accountable to shareowners.   A report released by the Blue Ribbon Commission on Improving the Effectiveness of Corporate Audit Committees, in conjunction with the NYSE and the National Association of Securities Dealers, concluded that audit committees must improve their current level of oversight of independent accountants.  Given recent examples of accounting irregularities that audit panels and auditors failed to detect, in Calvert's view shareowner ratification of independent auditors is an essential step toward restoring investor confidence.

         Many of the accounting irregularities in recent years stem from two causes: conflicts of interest, often arising when certain non-audit fees are far more lucrative to the audit firms than the contracts for independent corporate audits; and misstatement of earnings (e.g., use of one-time charges, off-balance-sheet entities or utilizing unrealistic projections of portfolio returns as a justifications for underfunding company pension plans and overstating earnings).

         The Fund Advisor will ordinarily oppose proposals seeking ratification of the auditor when fees for non-audit consulting services exceed audit fees, or in any other case where the Advisor determines that the independence of the auditor may be compromised.

         The Fund Advisor will ordinarily oppose proposals seeking ratification of the audit committee chair if the audit committee recommends an auditor whose non-audit consulting services exceed audit fees, or in any other case where the Advisor determines that the independence of the auditor may be compromised.

         The Fund Advisor will otherwise vote on a case-by-case basis proposals seeking ratification of the audit committee chair, and may oppose ratification when the Advisor believes the company has used overly aggressive or other unrealistic assumptions in financial reporting that overstate or otherwise distort its earnings from ongoing operations.

Charter and By-Laws

         There may be proposals involving changes to corporate charters or by-laws that are not otherwise addressed in or anticipated by these Guidelines.

         The Fund Advisor will examine and vote on a case-by-case basis proposals to amend or change corporate charter or bylaws, and may support such proposals if they are deemed consistent with shareholders' best interests and the principles of sound governance and overall corporate social responsibility underlying these Guidelines.

Expensing of Stock Options

         The treatment of stock options in corporate financial reporting has been a subject of much debate in recent years.  The majority of companies that make extensive use of stock options--particularly when used as a key component of executive compensation--take no charge on their financial statements for issuance of such options.  Yet with the rapid growth of executive stock options as a major source of executive compensation, there have been renewed calls for revision of current accounting standards that allow companies to choose between recording fair value or intrinsic value of those options.  It is likely that companies will be required to expense stock options sometime in the near future. Until that time, it remains Calvert's view that the expensing of stock options gives shareholders valuable additional information about companies' financial performance, and should therefore be encouraged.

The Fund Advisor will ordinarily support proposals requesting that companies expense stock options.

B.       Executive and Employee Compensation

         In 1980, CEO compensation was 42 times greater than the average worker; by 2000, CEOs were paid 600 times more than their average employees.  According to the AFL-CIO, if the rate of growth of executive compensation were to continue, the average CEO's salary would equal that of about 150,000 American factory workers in the year 2050.  "The size of CEO compensation is simply out of hand."  Business Week, 04/22/02.

         The problem is not limited to CEOs.  Excessive executive compensation has become a widespread problem throughout American industry.  In too many situations, corporate executives are essentially insured against downside risk while enjoying a disproportionate share of upside gain.  The significant increase in the use of stock options for executive compensation that began in the 1990s also created strong incentives for executives to use their insider knowledge for short-term personal gain, and to increase the value of their options by, in many cases, concealment or selective disclosure of material information.

         Executive risks and rewards need to be better aligned with those of employees, shareowners and the long-term performance of the corporation.  Prosperity should be shared broadly within a company, as should the downside risk of share ownership.

         Executive compensation packages should also be transparent and shareowners should have the right and responsibility to vote on major stock option and other incentive plans.  Stock option plans transfer significant amounts of wealth from shareowners to highly paid executives and directors.  Reasonable limits must be set on dilution caused by such plans, which should be designed to provide incentives as opposed to risk-free rewards.

Disclosure of CEO, Executive, Board and Management Compensation

         The Fund Advisor will ordinarily support proposals requesting companies to disclose the compensation--including salaries, option awards, bonuses, and restricted stock grants--of top management and the Board of Directors.

Compensation for CEO, Executive, Board and Management

         The Fund Advisor will oppose executive compensation proposals if we determine that the compensation does not reflect the financial, economic and social circumstances of the company (i.e. during times of financial strains or underperformance).

Formation and Independence of Compensation Review Committee

         The Fund Advisor will support proposals requesting the formation of a committee of independent directors to regularly review and examine executive compensation.

Stock Options for Board and Executives

         During the 1990s, the use of stock options in executive compensation soared.  While the stock market was gaining, few investors complained.  Yet after the fall of the market, executive compensation, and the use of option-based compensation in particular, continued to increase at levels that seemed disconnected from the change in companies' financial fortunes.  Many investors began to question whether stock option grants to senior executives were serving their intended function: of aligning the interests of company management with those of shareowners.           Boards are beginning to scrutinize executive compensation more carefully, but there are still many companies whose executive compensation seems disconnected from the actual performance of the corporation and creation of shareowner value.   Many boards continue to approve option re-pricing packages that allow executives to avoid downside risk and exercise options at favorable prices, further weakening the alignment between management interests and shareowner interests.  Re-pricing can, in some cases, serve to strengthen the alignment; for example, when options are offered broadly to middle managers and employees as well as top executives, or when re-pricing reduces potential dilution.

         The Fund Advisor will ordinarily oppose proposals to approve stock option plans in which the dilutive effect exceeds 10 percent of share value, or, for companies with small market capitalization, 15 percent of share value.  Option grants that exceed these thresholds will be examined and voted on a case-by-case basis to evaluate whether there are valid business reasons for the grants.

         The Fund Advisor will ordinarily oppose proposals to approve stock option plans that contain provisions for automatic re-pricing, unless such plans contain provisions to limit unrestricted resale of shares purchased with re-priced options.

         The Fund Advisor will examine and vote on a case-by-case basis proposals for re-pricing of underwater options.

         The Fund Advisor will ordinarily oppose proposals to approve stock option plans that have option exercise prices below the market price on the day of the grant.

         The Fund Advisor will ordinarily support proposals requiring that all option plans and option re-pricing must be submitted for shareholder approval.

         The Fund Advisor will ordinarily oppose proposals to approve stock option plans with "evergreen" features, reserving a specified percentage of stock for award each year with no termination date.

         The Fund Advisor will ordinarily support proposals to approve stock option plans for outside directors subject to the same constraints previously described.

Employee Stock Ownership Plan (ESOPs)

         The Fund Advisor will support proposals to approve ESOPs created to promote active employee ownership (e.g., those that pass through voting rights on all matters to a trustee or fiduciary who is independent from company management).    The Fund Advisor will oppose any ESOP whose primary purpose is to prevent a corporate takeover.

Pay Equity

         The Fund Advisor will support proposals requesting that management provide a pay equity report.

Ratio Between CEO and Worker Pay

         The Fund Advisor will support proposals requesting that management report on the ratio between CEO and employee compensation.

         The Fund Advisor will examine and vote on a case-by-case basis proposals requesting management to set a maximum ratio between CEO and employee compensation and/or a cap on CEO compensation.

Executive Compensation Tie to Non-Financial Performance

         The Fund Advisor will support proposals asking companies to review their executive compensation as it links to non-financial performance such as diversity, labor and human rights, environment, community relations, and other social issues.

Shareowner Access to Proxy

         Equal access proposals ask companies to give shareowners access to proxy materials to state their views on contested issues, including director nominations. In some cases, such proposals allow shareowners holding a certain percentage of shares to nominate directors.  There is no reason why management should be allowed to nominate directors while shareowners -- whom directors are supposed to represent -- are deprived of the same right.    At the same time, we recognize the countervailing argument that shareowners should not interfere with the ordinary business prerogatives of management.  On balance, however, we support the view that shareowners should be granted access to the proxy ballot in the nomination of directors.

The Fund Advisor will ordinarily support proposals for shareowner access to the proxy ballot.

Golden Parachutes

         Golden parachutes are compensation agreements that provide for severance payments to top executives who are terminated or demoted pursuant to a takeover or other change in control. Companies argue that such provisions are necessary to keep executives from "jumping ship" during potential takeover attempts.  While Calvert recognizes the merits of this argument, golden parachutes often impede takeover attempts that we believe shareowners have the right and the responsibility to consider.

         The Fund Advisor will support proposals providing shareowners the right to ratify adoption of golden parachute agreements.

         The Fund Advisor will examine and vote s on a case-by-case basis golden parachute contracts, based upon an evaluation of the particular golden parachute itself and taking into consideration total management compensation, the employees covered by the plan, quality of management, size of the payout and any leveraged buyout or takeover restrictions.

         The Fund Advisor will oppose the election of directors who vote to approve golden parachutes that are not ratified by shareowners.

C.       Mergers, Acquisitions, Spin-offs, and Other Corporate Restructuring

         Mergers and acquisitions frequently raise significant issues of corporate strategy, and as such should be considered very carefully by shareowners.   Mergers, in particular, may have the effect of profoundly changing corporate governance, for better or worse, as two corporations with different cultures, traditions, and strategies become one.

Considering the Non-Financial Effects of a Merger Proposal

         Such proposals allow or require the board to consider the impact of merger decisions on various stakeholders, including employees, communities of place or interest, customers, and business partners, and give the board the right to reject a tender offer on the grounds that it would adversely affect the company's stakeholders.

         The Fund Advisor will support proposals that consider non-financial impacts of mergers.

         The Fund Advisor will examine and vote on a case-by-case basis all merger and acquisition proposals, and will support those that offer value to shareowners while protecting or improving the company's social and environmental performance.

         The Fund Advisor will ordinarily oppose proposals for corporate acquisition, takeover, restructuring plans that include significant new takeover defenses, or that merge a non-nuclear and a nuclear utility, or that pose other potential financial, social, or environmental risks or liabilities.

Poison Pills

         Poison pills (or shareowner rights plans) are triggered by an unwanted takeover attempt and cause a variety of events to occur which may make the company financially less attractive to the suitor. Typically, directors have enacted these plans without shareowner approval. Most poison pill resolutions deal with shareowner ratification of poison pills or repealing them altogether.

         The Fund Advisor will support proposals calling for shareowner approval of poison pills or shareholder rights plans.

         The Fund Advisor will ordinarily oppose poison pills or shareowner rights plans unless management is able to present a convincing case for a particular plan that does not significantly compromise shareowner rights or interests, or environmental and social performance.

Greenmail

         Greenmail is the premium a takeover target firm offers to a corporate raider in exchange for the raider's shares.  This usually means that the bidder's shares are purchased at a price higher than market price, discriminating against other shareowner.

         The Fund Advisor will ordinarily support anti-greenmail provisions and oppose the payment of greenmail.

Opt-Out of State Anti-takeover Law

         Several states have enacted anti-takeover statutes to protect companies against hostile takeovers.  In some, directors or shareowners are required to opt in for such provisions to be operational; in others, directors or shareowners may opt out.   Hostile takeovers come in many forms.  Some offer advantages to shareowners by replacing current management with more effective management.  Others do not.  Shareowners of both the acquirer and the target firms stand to lose or gain significantly, depending on the terms of the takeover, the strategic attributes of the takeover, and the price and method of acquisition.  In general, shareowners should have the right to consider all potential takeovers, hostile or not, and vote their shares based on their assessment of the particular offer.

         The Fund Advisor will ordinarily support proposals for bylaw changes allowing a company to opt out of state anti-takeover laws and will oppose proposals requiring companies to opt into state anti-takeover statutes.

CORPORATE SOCIAL RESPONSIBILITY

A.  Sustainability Reporting

         The global economy of the 21st century must find ways to fashion a new model of wealth creation that raises living standards (particularly in the developing world) while preserving and protecting fragile ecosystems and vital resources that did not factor into previous economic models.  In response to this new imperative, the notion of sustainability (or sustainable development) has emerged as a core theme of public policy and organizational strategy.  Corporations are being asked to play a larger role in addressing economic, environmental and social issues, and are subject to rising expectations.  As companies strive to translate the concept of sustainability into practice and measure their performance, this has created a growing demand for broadly accepted sustainability performance indicators and reporting guidelines.  There are many forms of sustainability reporting, with one of the most comprehensive systems being the Global Reporting Initiative (GRI) reporting protocols.

         The Fund Advisor will ordinarily support proposals asking companies to prepare sustainability reports, including publishing annual reports in accordance with the Global Reporting Initiative (GRI) or other reasonable international codes of conduct or reporting models.

         The Fund Advisor will ordinarily support proposals requesting that companies conduct social and/or environmental audits of their performance.

B.  Environment

         All corporations have an impact on the environment. A company's environmental policies and performance can have a substantial effect on the firm's financial performance. We expect management to take all reasonable steps to reduce negative environmental impacts and a company's overall environmental footprint.

         The Fund Advisor will ordinarily support proposals to reduce negative environmental impacts and a company's overall environmental footprint, including any threats to biodiversity in ecologically sensitive areas.

         The Fund Advisor will ordinarily support proposals asking companies to report on their environmental practices, policies and impacts, including environmental damage and health risks resulting from their operations, and the impact of environmental liabilities on shareowner value.

         The Fund Advisor will ordinarily support proposals asking companies to prepare a comprehensive report on recycling efforts, to increase recycling efforts, or to adopt a formal recycling policy.

CERES Principles and Sustainability Reporting

         The Coalition for Environmentally Responsible Economies (CERES), a coalition comprised of social investors and environmental organizations, has developed an environmental corporate code of conduct.  The CERES Principles ask corporations to conduct environmental audits of their operations, establish environmental management practices, assume responsibility for damage they cause to the environment and take other leadership initiatives on the environment.  Shareholder resolutions are frequently introduced asking companies to: 1) become signatories of the CERES Principles; or 2) produce a report addressing management's response to each of the points raised in the CERES Principles.

         The Fund Advisor will support proposals requesting that a company become a signatory to the CERES Principles.

Climate Change/Global Warming

          The current worldwide scientific consensus, according to the Intergovernmental Panel on Climate Change (IPCC), is that the earth's temperature is warming; that most of the warming observed over the last 50 years is likely the result of human activities that emit greenhouse gases into the atmosphere, particularly carbon dioxide (CO2); and that the earth's temperature will rise between 2.5 and 10.5 degrees Fahrenheit over the next century unless there is a dramatic (60 to 80 percent) reduction in CO2 emissions.  Failure to address this developing ecological catastrophe will likely mean rising sea levels, melting polar ice caps, coastal erosion, increasingly dramatic storms, floods and other natural disasters, as well as accelerating species losses and habitat extinctions.

Shareholder initiatives on climate change have focused on companies that contribute significantly to global warming--including oil and mining companies, utilities, and automobile manufacturers.  Increasingly, corporations in a wider variety of industries are facing shareowner proposals on climate change as well, as shareowners recognize that companies can take cost-effective--and often cost-saving--steps to reduce energy use that contributes to climate change.  Initiatives have included proposals requesting companies to disclose information about their impact on climate change, to set targets for reduction in greenhouse gas emissions, to increase energy efficiency, and to substitute some forms of renewable energy resources for fossil fuels.

The Fund Advisor will support proposals requesting that companies disclose information on greenhouse gas emissions or take specific actions, at reasonable cost, to mitigate climate change, including reducing greenhouse gas emissions and developing and using renewable or other less-polluting energy sources.

Environmental Justice

Quite often, corporate activities that damage the environment have a disproportional impact on poor people, people of color, indigenous peoples and other marginalized groups.  For example, companies will sometimes locate environmentally damaging operations in poor communities, or in developing countries where poor or indigenous people have little or no voice in political and economic affairs.

The Fund Advisor will ordinarily support proposals asking companies to report on whether environmental and health risks posed by their activities fall disproportionately on any one group or groups, and to take action to reduce those risks at reasonable cost to the company.

The Fund Advisor will ordinarily support proposals asking companies to respect the rights of local and indigenous communities to participate in decisions affecting their local environment.

         C.         Workplace Issues

         Labor Relations

Companies' treatment of their workers can have a pervasive effect on the performance of the enterprise, as well as on the communities and societies where such companies operate.  Calvert believes that well-governed, responsible corporations treat workers fairly in all locations, and avoid exploitation of poor or marginalized people.  Shareowner resolutions are sometimes filed asking companies to develop codes of conduct that address labor relations issues, including use of child labor, forced labor, safe working conditions, fair wages and the right to organize and bargain collectively.

         The Fund Advisor will ordinarily support proposals requesting companies to adopt, report on, and agree to independent monitoring of codes of conduct addressing global labor and human rights practices.

         The Fund Advisor will ordinarily support proposals requesting that companies avoid exploitative labor practices, including child labor and forced labor.

         The Fund Advisor will ordinarily support proposals requesting that companies commit to providing safe workplaces.

Vendor/Supplier Standards

         Special attention has been focused on companies that use offshore vendors to manufacture or supply products for resale in the United States.  While many offshore vendors have satisfactory workplace practices, there have also been many instances of abuse, including forced overtime, use of child labor and other "sweatshop" practices.  Shareowner resolutions are sometimes filed asking companies to adopt codes of conduct regarding vendor/supplier labor practices, to report on compliance with such codes, and to support independent third party monitoring of compliance.  At the heart of these proposals is the belief that corporations that operate globally have both the power and the responsibility to curtail abusive labor practices on the part of their suppliers and vendors.

         The Fund Advisor will ordinarily support proposals requesting that companies adopt codes of conduct and other vendor/supplier standards requiring that foreign suppliers and licensees comply with all applicable laws and/or international standards (such as the ILO's core labor standards) regarding wages, benefits, working conditions, including laws and standards regarding discrimination, child labor and forced labor, worker health and safety, freedom of association and other rights.  This support includes proposals requesting compliance with vendor codes of conduct, compliance reporting, and third party monitoring or verification.

Diversity and Equal Employment Opportunity

         Women and minorities have long been subject to discrimination in the workplace - denied access to jobs, promotions, benefits and other entitlements on account of race or gender.  Women and minorities are still significantly underrepresented in the ranks of management and other high-income positions, and overrepresented in the more poorly-paid categories, including office and clerical workers and service workers.           Shareowner resolutions are sometimes filed asking companies to report on their efforts to meet or exceed federal EEO mandates. Typically, such reporting involves little additional cost to the corporation since most, if not all, of the data is already gathered to meet government-reporting requirements (all firms with more than 100 employees, or federal contractors with more than 50 employees, must file EEO-1 reports with the Equal Employment Opportunity Commission).  Shareowner resolutions have also been filed asking companies to extend non-discrimination policies to gay and lesbian employees.

         The Fund Advisor will ordinarily support proposals asking companies to report on efforts to comply with federal EEO mandates.

         The Fund Advisor will support proposals asking companies to report on their progress in meeting the recommendations of the Glass Ceiling Commission and to eliminate all vestiges of "glass ceilings" for women and minority employees.

         The Fund Advisor will ordinarily support proposals asking companies to include language in EEO statements specifically barring discrimination on the basis of sexual orientation, and to report on company initiatives to create a workplace free of discrimination on the basis of sexual orientation.

         The Fund Advisor will support proposals seeking more careful consideration of the use of racial, gender, or other stereotypes in advertising campaigns, including preparation of a report at reasonable cost to the company.

Plant Closings

Federal law requires 60 days advance notice of major plant closings or layoffs.  Beyond such notice, however, many corporations provide very little in the way of support for workers losing jobs through layoffs or downsizing.  The way a company treats employees that are laid off often has a substantial impact on the morale and productivity of those that remain employed.  Programs aimed at assisting displaced workers are helpful both to those displaced and to the company's ability to recover from market downturns or other setbacks resulting in layoffs or plant closings.

         The Fund Advisor will ordinarily support resolutions asking companies to create or expand upon relocation programs for displaced workers.

         D.       Product Safety and Impact

         Many companies' products have significant impacts on consumers, communities and society at large, and these impacts may expose companies to reputational or brand risks.  Responsible, well-governed companies should be aware of these potential risks and take proactive steps to manage them.  Shareowner proposals that ask companies to evaluate certain impacts of their products, or to provide full disclosure of the nature of those products, can be harbingers of potential risks that companies may face if they fail to act.  For example, several shareowner proposals have been filed requesting that food and beverage manufacturers label all foods containing genetically modified organisms (GMOs); other proposals have requested that companies report on the health or psychological impacts of their products.

         The Fund Advisor will review on a case-by-case basis proposals requesting that companies report on the impacts of their products on society, and will ordinarily support such proposals when the requests can be fulfilled at reasonable cost to the company, or when potential reputational or brand risks are substantial.

         The Fund Advisor will ordinarily support proposals requesting that companies disclose the contents or attributes of their products to potential consumers.

Animal Welfare

         Shareowner resolutions are sometimes filed with firms who engage in animal testing for the purposes of determining product efficacy or assuring consumer product safety.

         The Fund Advisor will ordinarily support proposals seeking information on a company's animal testing practices, or requesting that management develop cost-effective alternatives to animal testing.

         The Fund Advisor will ordinarily support proposals calling for consumer product companies to reduce or eliminate animal testing or the suffering of animal test subjects.

         The Fund Advisor will examine and vote on a case-by-case basis proposals calling for pharmaceutical or medical products firms to reduce animal testing or the suffering of animal test subjects.

Tobacco

Shareowner resolutions are sometimes filed with insurance and health care companies asking them to report on the appropriateness of investments in the tobacco industry, and on the impact of smoking on benefit payments for death, disease and property loss.

The Fund Advisor will ordinarily support resolutions asking companies not to invest in the stocks of tobacco companies.

The Fund Advisor will ordinarily support resolutions asking companies to research the impact of ceasing business transactions with the tobacco industry.

E.       International Operations and Human Rights

         Global corporations often do business in countries lacking adequate legal or regulatory structures protecting workers, consumers, communities and the environment, or where lax enforcement renders existing laws ineffective.  Many companies have sought to lower costs by transferring operations to less regulated areas, or to low-wage areas.  Such activity is not always exploitative, but it can be.  In the past, transgressions of human rights in offshore operations was not well known or reported, but increasingly, company operations in countries with substandard labor or human rights records has come under much greater scrutiny.  The adverse publicity associated with allegations of sweatshop practices or other human rights abuses can also pose substantial brand or reputational risks for companies.

Many of the shareowner resolutions filed on international operations and human rights focus on specific countries or specific issues within them.  For example, shareowners have in the past asked companies to commit themselves to uphold the South African Council of Churches Code of Conduct for corporations doing business in South Africa; or to report on or comply with the MacBride Principles aimed at eliminating religious discrimination in Northern Ireland.  In other cases, resolutions have requested that companies report on operations, or cease operations, in particular nations with repressive regimes or a history of human rights and labor abuses, such as Tibet, China, Indonesia, Nigeria, or Burma.  In some cases, resolutions may oppose all company operations in a particular country; in others, the resolutions seek to limit particular industries or practices that are particularly egregious.

     The Fund Advisor will ordinarily support proposals requesting that companies develop human rights codes of conduct and periodic reporting on operations in countries with repressive regimes.

     The Fund Advisor will ordinarily support proposals requesting that companies adopt or support reasonable third-party codes of conduct or principles addressing human rights and discrimination.

     The Fund Advisor will ordinarily support proposals requesting that companies develop policies and protocols to eliminate bribery and corruption.

Unauthorized Images

         Some domestic corporations use images in their advertising or brands that are offensive to certain cultures, or that may perpetuate racism and bigotry.  For instance, some companies use Native American symbols and imagery to advertise and market commercial products, including sports franchises.   Others have used images or caricatures of African Americans, Jews, Latinos, or other minority or indigenous groups in ways that are objectionable to members of such groups.

         The Fund Advisor will support proposals asking companies to avoid the unauthorized use of images of racial, ethnic, or indigenous groups in the promotion of their products.

Bank Lending in Developing Countries

         Shareowner resolutions are sometimes filed calling on banks and other international lending institutions to adopt lending policies that provide social, economic and environmental benefits to developing nations.  In some cases, developing nations are not in a position to repay these loans, owing to economic or fiscal crises.  As creditors, the banks have often insisted on belt-tightening and other restructuring measures that can result in high inflation, rising unemployment and social instability.  Some advocates have argued for the forgiveness of such loans in order to promote social and economic gains for millions of citizens in developing nations.  Forgiveness, however, may also result in unacceptable loss to lending institutions and their shareowners.  Proposals calling for debt forgiveness to developing countries may have some merit, if there is a reasonable prospect that, with forgiveness, the countries can rebuild economic security and fiscal control, and such forgiveness would not greatly impair the finances of the lending institutions.

         The Fund Advisor will examine and vote on a case-by-case basis proposals calling on banks to forgive loans made to developing countries.

Mexican Maquiladora Operations

         Shareholder resolutions are sometimes filed calling on companies to report on their operating practices in maquiladora plants located in Mexico near the United States border, or companies that have moved operations to countries in the Caribbean or Central America under U.S. government-sponsored programs to promote trade and economic development in the hemisphere. Companies have located in this region to take advantage of lower labor costs and fewer environmental and other regulations. There have, however, been numerous cases of abuse of the human rights of employees and compromises of the environmental integrity of communities.

The Fund Advisor will ordinarily support proposals calling for reports on treatment of workers and protection of human rights in operations in maquiladoras or other Latin American or Caribbean operations.

The Fund Advisor will ordinarily supportproposals calling for greater pay equity and fair treatment of workers, improved environmental practices, and stronger community support in maquiladora or other offshore operations.

Access to Pharmaceuticals

         The cost of medicine is a serious issue throughout the world.  In the United States, many citizens lack health insurance and many more lack a prescription drug benefit under Medicare or private insurance programs.  In Africa and in many other parts of the developing world, millions of people have already died from the AIDS virus and tens of millions more are infected.  Medications to treat AIDS, malaria, tuberculosis and other diseases are often so costly as to be out of reach of most of those affected.  Shareowner resolutions are sometimes filed asking pharmaceutical companies to take steps to make drugs more accessible and affordable to victims of pandemic or epidemic disease.

         The Fund Advisor will ordinarily support proposals asking pharmaceutical companies to take steps to make drugs more affordable and accessible for the treatment of HIV AIDS, malaria, tuberculosis and other serious diseases affecting poor countries or populations.

         The Fund Advisor will ordinarily support proposals asking companies with operations in heavily infected areas such as Africa to ensure that their workforces receive appropriate access to counseling or healthcare advice, health care coverage, or access to treatment.

F.       Indigenous Peoples' Rights

Cultural Rights of Indigenous Peoples

         The survival, security and human rights of millions of indigenous peoples around the world are increasingly threatened.  Efforts to extract or develop natural resources in areas populated by indigenous peoples often threaten their lives and cultures, as well as their natural environments.

         The Fund Advisor will support proposals requesting that companies respect the rights of and negotiate fairly with indigenous peoples, develop codes of conduct dealing with treatment of indigenous peoples, and avoid exploitation and destruction of their natural resources and ecology.

G.      Weapons Contracting

Weapons/Military Conversion

         Shareowner resolutions will sometimes be filed with companies with significant military contracts, asking them to report on future plans to diversify or convert to the production of civilian goods and services.

         The Fund Advisor will ordinarily support proposals calling for reports on the scale and character of military sales or conversion of military production or technology to civilian purposes.

H.       Community

Equal Credit Opportunity

Access to capital is essential to full participation and opportunity in our society.  The Equal Credit Opportunity Act (ECOA) prohibits lenders from discriminating with regard to race, religion, national origin, sex, age, etc.  Shareowner resolutions are sometimes filed requesting: (1) reports on lending practices in low/moderate income or minority areas and on steps to remedy mortgage lending discrimination; (2) the development of fair lending policies that would assure access to credit for major disadvantaged groups and require reports to shareowners on the implementation of such policies; and (3) the application of Equal Credit Opportunity Act standards by non-financial corporations to their financial subsidiaries.

The Fund Advisor will ordinarily support proposals requesting increased disclosure on ECOA and stronger policies and programs regarding compliance with ECOA.

Redlining

         Redlining is the systematic denial of services to people within a geographic area based on their economic or racial/ethnic profile.  The term originated in banking, but the same practice can occur in many businesses, including insurance and supermarkets.  Shareowner resolutions are sometimes filed asking companies to assess their lending practices or other business operations with respect to serving communities of color or the poor, and develop policies to avoid redlining.

         The Fund Advisor will support proposals to develop and implement policies dealing with fair lending and housing, or other nondiscriminatory business practices.

Predatory Lending

         Sub-prime lenders charge notably high interest rates on consumer, life insurance, and home mortgage loans.  These lenders can engage in abusive business practices that take advantage of the elderly or the economically disadvantaged.  This includes charging excessive fees, making loans to those unable to make interest payments and steering customers selectively to products with higher than prevailing interest rates.  Shareowner resolutions are sometimes filed asking for the development of policies to prevent predatory lending practices.

         The Fund Advisor will support proposals calling on companies to address and eliminate predatory lending practices.

Insurance Companies and Economically Targeted Investments

Economically targeted investments (ETIs) are loans made to low-to-moderate income communities or individuals to foster and promote, among other things, small businesses and farms, affordable housing and community development banks and credit unions.  At present, insurance companies put less than one-tenth of one percent of their more than $1.9 trillion in assets into ETIs.  Shareowner resolutions are sometimes filed asking for reports outlining how insurers could implement an ETI program.

         The Fund Advisor will support proposals encouraging adoption of or participation in economically targeted investment programs that can be implemented at reasonable cost.

I.        Political Action Committees and Political Partisanship

         Shareholders have a right to know how corporate assets are being spent in furtherance of political campaigns, social causes or government lobbying activities.  Although companies are already required to make such disclosures pursuant to federal and state law, such information is often not readily available to investors and shareowners.  Moreover, corporate lobbying activities and political contributions may at times be inconsistent with or actually undermine shareholder and stakeholder interests that companies are otherwise responsible to protect.

         The Fund Advisor will ordinarily support resolutions asking companies to disclose political contributions made either directly or through political action committees.

         The Fund Advisor will ordinarily support resolutions asking companies to disclose the magnitude and character of public policy lobbying activities.

         The Fund Advisor will ordinarily support resolutions requesting that companies discontinue lobbying or political contributions that are inconsistent with shareholder or other stakeholder interests, including efforts to weaken policies that protect workers, communities, the environment, public safety, or any of the other principles embodied in these Proxy Voting Guidelines.

J.       Other Issues

All social issues that are not covered in these guidelines are delegated to the Fund's Advisor to vote in accordance with the Fund's specific social criteria.  In addition to actions taken pursuant to the fund's Conflict of Interest Policy, Calvert Social Research Department ("CSRD") will report to the Boards on issues not covered by these guidelines as they arise.

III.      CONFLICT OF INTEREST POLICY

         All Calvert Funds strictly adhere to the proxy voting guidelines detailed above in Sections I and II, above.

         Thus, generally, adherence to the Proxy Voting Guidelines will leave little opportunity for a material conflict of interest to emerge between any of the Funds, on the one hand, and the Fund's investment Advisor, sub-Advisor, principal underwriter, or an affiliated person of the Fund, on the other hand.

         Nonetheless, upon the occurrence of the exercise of voting discretion where there is a variance in the vote from the Proxy Voting Guidelines, which could lend itself to a potential conflict between these interests, a meeting of the Audit Committee of the Fund that holds that security will be immediately convened to determine how the proxy should be voted.

Adopted September 2000.

Revised September 2002.

Revised June 2003.

APPENDIX B

Municipal Obligations

         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of private activity bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.

         Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit, and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source but not from the general taxing power. Tax-exempt private activity bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations both within a particular classification and among classifications.

         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.

         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings  (source: Standard & Poor's)

Long-Term Issuer Credit Ratings:

AAA - An obligor rated 'AAA' has extremely strong capacity to meet its financial commitments. 'AAA' is the highest issuer credit rating assigned by Standard & Poor's.

AA - An obligor rated 'AA' has very strong capacity to meet its financial commitments. It differs from the highest-rated obligors only to a small degree.

A - An obligor rated 'A' has strong capacity to meet its financial commitments but is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in higher-rated categories.

BBB - An obligor rated 'BBB' has adequate capacity to meet its financial commitments. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

BB, B, CCC, and CC:

Obligors rated 'BB', 'B', 'CCC', and 'CC' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'CC' the highest. While such obligors will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligor rated 'BB' is less vulnerable in the near term than other lower-rated obligors. However, it faces major ongoing uncertainties and exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitments.
B - An obligor rated 'B' is more vulnerable than the obligors rated 'BB', but the obligor currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitments.

CCC - An obligor rated 'CCC' is currently vulnerable, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC - An obligor rated 'CC' is currently highly vulnerable.

Plus (+) or minus (-):

The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

R - An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D - An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

N.R. - An issuer designated N.R. is not rated.

Short-Term Issue Credit Ratings   (Notes)

A Standard & Poor's U.S. municipal note rating reflects the liquidity factors and market access risks unique to notes. Notes due in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment:

  Amortization schedule--the larger the final maturity relative to other maturities, the more likely it will be treated as a note; and
  Source of payment--the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note.

Note rating symbols are as follows:

SP-1  Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay                     debt service is given a plus (+) designation.

SP-2  Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

Short-Term Issuer Credit Ratings

A-1    An obligor rated 'A-1' has strong capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is extremely strong.

A-2    An obligor rated 'A-2' has satisfactory capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

A-3    An obligor rated 'A-3' has adequate capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

B       An obligor rated 'B' is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

C       An obligor rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments.

R       An obligor rated 'R' is under regulatory supervision owing to its financial condition. During the pendency of the regulatory supervision the regulators may have the power to favor one class of obligations over others or pay some obligations and not others. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of regulatory supervision on specific issues or classes of obligations.

SD and D  An obligor rated 'SD' (selective default) or 'D' has failed to pay one or more of its financial obligations (rated or unrated) when it came due. A 'D' rating is assigned when Standard & Poor's believes that the default will be a general default and that the obligor will fail to pay all or substantially all of its obligations as they come due. An 'SD' rating is assigned when Standard & Poor's believes that the obligor has selectively defaulted on a specific issue or class of obligations but it will continue to meet its payment obligations on other issues or classes of obligations in a timely manner. Please see Standard & Poor's issue credit ratings for a more detailed description of the effects of a default on specific issues or classes of obligations.

Municipal Long-Term Rating Definitions (source:  Moody's Investors Service)

Aaa    Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Aa     Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

A       Issuers or issues rated A present above-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Baa    Issuers or issues rated Baa represent average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ba     Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

B       Issuers or issues rated B demonstrate weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Caa    Issuers or issues rated B demonstrate very weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Ca     Issuers or issues rated B demonstrate extremely weak creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

C       Issuers or issues rated B demonstrate the weakest creditworthiness relative to other U.S. municipal or tax-exempt issuers or issues.

Note:  Moody's appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa.  The

Modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2

Indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

U.S. Municipal Short-Term Debt And Demand Obligation ratings  (source:  Moody's Investors Service)

There are three rating categories for short-term municipal obligations that are considered investment grade.  These ratings are designated as Municipal Investment Grade (MIG) and are divided into three levels -- MIG 1 through

MIG 3.  In addition, those short-term obligations that are of speculative quality are designated SG, or speculative

Grade.  MIG ratings expire at the maturity of the obligation.

MIG 1 This designation denotes superior credit quality.  Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 This designation denotes strong credit quality.  Margins of protection are ample, although not as large as in the preceding group.

MIG 3 This designation denotes acceptable credit quality.  Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG     This designation denotes speculative-grade credit quality.  Debt instruments in this category may lack sufficient margins of protection.

APPENDIX C

LETTER OF INTENT

Date

Calvert Distributors, Inc.

4550 Montgomery Avenue

Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:_____________________ (Fund or Portfolio name) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 5% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 5% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen-month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, if the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by CDI to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.

Dealer Name of Investor(s)

By
Authorized Signer Address

Date Signature of Investor(s)

Date Signature of Investor(s)


PART C. OTHER INFORMATION

Item 23. Exhibits:

99B.1           Articles of Incorporation, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

                  (a)      Articles Supplementary, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

                  (b)      Articles of Amendment, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

99B.2           By-Laws, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

99.B5. Investment Advisory Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 17, April 28, 1999, accession number 0000882671-99-000010

99.B6           Underwriting Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed April 30, 1998, accession number 0000882671-98-000012.

99.B7           Deferred Compensation Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

99.B8           Custodial Contract incorporated by reference to Registrant's Post-Effective Amendment No. 19, April 27, 2001, accession number 0000930661-01-500336

99.B9a Transfer Agency Contract and Shareholder Servicing Contract, incorporated by reference to Registrant's Post-Effective Amendment No. 15, filed April 30, 1998, accession number 0000882671-98-000012.

99.B9.b         Administrative Services Agreement, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

99.B10 Opinion and Consent of Counsel filed herewith.

99.B11 Consent of Independent Auditors filed herewith.

99.B15 Plan of Distribution for Class A, B, and C Shares, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

99.B17a        Multiple-class Plan under the Investment Company Act of 1940 Rule 18f-3 incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 29, 2000, accession number 0000882671-00-000018.

99.B17b        Power of Attorney Forms incorporated by reference to Registrant's Post-Effective Amendment No. 21, April 29, 2003, accession number 0000882671-03-000004.

99.B18 Code of Ethics for CAMCO, incorporated by reference to Registrant's Post-Effective Amendment No. 18, April 27, 2000, accession number 0000882671-00-000018.

Item 25.       Indemnification

Registrant's By-Laws, Exhibit 2 of this Registration Statement, provides, in summary, that officers and trustees/directors shall be indemnified by Registrant against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to such a person if he has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of his duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of trustees/directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, director, employee or agent against any liabilities arising from such status. In this regard, Registrant will maintain a Trustees/Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in trustees/directors and officers liability coverage, plus $5 million in excess trustees/directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $10 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402. The Fund maintains joint coverage with the other Calvert Group Funds, and for the liability coverage, with the Advisor and its affiliated companies ("Calvert operating companies.") The premium and the coverage are allocated based on a method approved by the disinterested Fund trustees/directors.

Item 26. Business and Other Connections of Investment Adviser

                     Name of Company,

Name                 Principal Business and Address       Capacity

Barbara J. Krumsiek

                     Calvert Variable Series, Inc.        Officer

                     Calvert Municipal Fund, Inc.         and

                     Calvert World Values Fund, Inc.      Director

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     First Variable Rate Fund for         Officer

                       Government Income                  and

                     Calvert Tax-Free Reserves            Trustee

                     Calvert Social Investment Fund

                     Calvert Cash Reserves

                     The Calvert Fund

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Asset Management

                       Co., Inc.                          Officer

                     Investment Advisor                   and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ----------------

                      Calvert Group, Ltd.                 Officer

                     Holding Company                     and

                     4550 Montgomery Avenue              Director

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                     Transfer Agent                       and

                     4550 Montgomery Avenue               Director

                      Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                        Officer

                     Service Company                       and

                      4550 Montgomery Avenue                Director

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Distributors, Inc.            Officer

                     Broker-Dealer                         and

                     4550 Montgomery Avenue                Director

                     Bethesda, Maryland 20814

                     ---------------

Steve Falci

                     First Variable Rate Fund              Officer

                        for Government Income

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     --------------

                     Calvert Asset Management

                       Co., Inc.                          Officer

                      Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

Ronald M. Wolfsheimer

                     First Variable Rate Fund              Officer

                        for Government Income

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     --------------

                     Calvert Asset Management

                       Co., Inc.                          Officer

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Group, Ltd.                  Officer

                     Holding Company

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Officer

                      Service Company                      and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Distributors, Inc.           Officer

                     Broker-Dealer                        and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ---------------

David R. Rochat

                      First Variable Rate Fund             Officer

                       for Government Income              and

                     Calvert Tax-Free Reserves            Trustee

                     Calvert Cash Reserves

                     The Calvert Fund

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Municipal Fund, Inc.         Officer

                      Investment Company                   and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                        Co., Inc.                          Officer

                     Investment Advisor                   and

                     4550 Montgomery Avenue               Director

                     Bethesda, Maryland 20814

                     ---------------

                     Chelsea Securities, Inc.             Officer

                     Securities Firm                      and

                     Post Office Box 93                   Director

                     Chelsea, Vermont 05038

                      ---------------

                     Grady, Berwald & Co.                 Officer

                     Holding Company                      and

                     43A South Finley Avenue              Director

                     Basking Ridge, NJ 07920

                     ---------------

Charles T. Nason

                     Ameritas Acacia Mutual               Officer and

                       Holding Company                    Director

                     Acacia Life Insurance

                      Insurance Companies

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Acacia Financial Corporation         Officer

                     Holding Company                      and Director

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Acacia Federal Savings Bank          Director

                     Savings Bank

                     7600-B Leesburg Pike

                     Falls Church, Virginia 22043

                     ---------------

                     Enterprise Resources, LLC            Director

                     Business Support Services

                      7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Acacia Realty Square, LLC            Director

                     Realty Investments

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Group, Ltd.                  Director

                     Holding Company

                     4550 Montgomery Avenue

                      Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Director

                     Service Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                       Co., Inc.                          Director

                     Investment Advisor

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Shareholder

                       Services, Inc.                     Director

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Social Investment

                       Fund                                Trustee

                      Investment Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     -----------------

                     The Advisors Group, Ltd.             Director

                     Broker-Dealer and

                     Investment Advisor

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

Robert-John H. Sands

                     Ameritas Acacia Mutual

                        Holding Company                    Officer

                     Acacia Life Insurance

                     Acacia National Life

                       Insurance                          Officer and

                     Insurance Company                    Director

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Acacia Life Insurance                Officer

                     Insurance Company

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Acacia Financial Corporation         Officer and

                     Holding Company                      Director

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Acacia Federal Savings Bank          Officer

                     Savings Bank

                      7600-B Leesburg Pike

                     Falls Church, Virginia 22043

                     ---------------

                     Enterprise Resources, LLC            Director

                     Business Support Services

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Acacia Realty Square, LLC            Director

                     Realty Investments

                     7315 Wisconsin Avenue

                      Bethesda, Maryland 20814

                     ---------------

                     The Advisors Group, Ltd.             Director

                     Broker-Dealer and

                     Investment Advisor

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Group, Ltd.                  Director

                     Holding Company

                     4550 Montgomery Avenue

                      Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Director

                     Service Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management,

                       Co., Inc.                          Director

                     Investment Advisor

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Shareholder

                       Services, Inc.                     Director

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

William M. Tartikoff

                     Acacia National Life

                       Insurance                          Officer

                     Insurance Company

                     7315 Wisconsin Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     First Variable Rate Fund for         Officer

                        Government Income

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                      Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Group, Ltd.                  Officer

                     Holding Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative              Officer

                     Services Company

                     Service Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                       Co. Inc.                           Officer

                     Investment Advisor

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Distributors, Inc.           Director

                     Broker-Dealer                       and Officer

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

Susan Walker Bender

                     Calvert Group, Ltd.                  Officer

                     Holding Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Officer

                      Service Company

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                       Co., Inc.                          Officer

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Distributors, Inc.           Officer

                     Broker-Dealer

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     First Variable Rate Fund for         Officer

                        Government Income

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                      Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

Ivy Wafford Duke

                     Calvert Group, Ltd.                  Officer

                     Holding Company

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Administrative

                       Services Co.                       Officer

                     Service Company

                      4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

                     Calvert Asset Management

                       Co., Inc.                          Officer

                      Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Shareholder

                       Services, Inc.                     Officer

                     Transfer Agent

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     Calvert Distributors, Inc.           Officer

                     Broker-Dealer

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ----------------

                     First Variable Rate Fund for         Officer

                       Government Income

                      Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                      Bethesda, Maryland 20814

                     ---------------

Lancelot King

                     First Variable Rate Fund for         Officer

                       Government Income

                     Calvert Tax-Free Reserves

                      Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ---------------

Hui Ping Ho

                     First Variable Rate Fund             Assistant

                       for Government Income              Treasurer

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                     Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                      ---------------

Daniel K. Hayes

                     Calvert Asset Management

                       Co., Inc.                          Officer

                     Investment Advisor

                     4550 Montgomery Avenue

                      Bethesda, Maryland 20814

                     ------------------

                     First Variable Rate Fund for         Officer

                       Government Income

                     Calvert Tax-Free Reserves

                     Calvert Cash Reserves

                     Calvert Social Investment Fund

                     The Calvert Fund

                     Calvert Variable Series, Inc.

                     Calvert Municipal Fund, Inc.

                     Calvert World Values Fund, Inc.

                      Calvert Social Index Series, Inc.

                     Calvert Impact Fund, Inc.

                     Investment Companies

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ------------------

John Nichols

                     Calvert Asset Management             Officer

                     Company, Inc.

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ------------------

Gregory Habeeb

                     Calvert Asset Management             Officer

                     Company, Inc.

                     Investment Advisor

                     4550 Montgomery Avenue

                     Bethesda, Maryland 20814

                     ------------------

Item 27. Principal Underwriters

         (a)     Registrant's principal underwriter underwrites shares of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Calvert Cash Reserves, The Calvert Fund, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., Calvert Social Index Series, Inc., Calvert Variable Series, Inc., and Calvert Impact Fund, Inc.

         (b)     Positions of Underwriter's Officers and Directors

Name and Principal Business Address*	Position(s) with Underwriter	Position(s) with Registrant
Barbara J. Krumsiek	Director and Chief Executive Officer	Director and Chairman
Ronald M. Wolfsheimer	Director, Senior Vice President and Chief Financial Officer	Treasurer
William M. Tartikoff	Director, Senior Vice President and Secretary	Vice President and Secretary
Craig Cloyed	President	None
Reginald Stanley	Senior Vice President	None
Karen Becker	Vice President of, Operations	None
David Leach	Vice President	None
Geoffrey Ashton	Regional Vice President	None
Timothy O'Leary	Regional Vice President	None
Bill Hairgrove	Regional Vice President	None
Anthony Eames	Regional Vice President	None
Steve Himber	Regional Vice President	None
Tanya Williams	Regional Vice President	None
Ben Ogbogu	Regional Vice President	None
Christine Teske	Regional Vice President	None
Jeanine L. Perkins	Regional Vice President	None
Susan Walker Bender	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Ivy Wafford Duke	Assistant Secretary and Assistant Vice President	Assistant Secretary and Assistant Vice President
Lancelot King	Assistant Secretary and	Assistant Secretary
	Assistant General Counsel	Assistant Vice President
Hui Ping Ho	Assistant Treasurer	Assistant Treasurer

*4550 Montgomery Avenue Bethesda, Maryland 20814

         (c)      Inapplicable.

Item 28. Location of Accounts and Records

         Ronald M. Wolfsheimer, Treasurer

         and

         William M. Tartikoff, Assistant Secretary

         4550 Montgomery Avenue, Suite 1000N

         Bethesda, Maryland 20814

Item 29. Management Services

         Not Applicable

Item 30. Undertakings

         Not Applicable

                                                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bethesda, and State of Maryland, on the 30th day of April, 2004.

CALVERT MUNICIPAL FUND, INC.

By:

_______________**__________________

Barbara J. Krumsiek

President and Director

                                                               SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.

Signature                                  Title                      Date

__________**____________ President and                    4/30/04

Barbara J. Krumsiek             Trustee

__________**____________ Treasurer                         4/30/04

Ronald M. Wolfsheimer

__________**____________ Trustee                           4/30/04

Richard L. Baird, Jr.

__________**____________ Trustee                           4/30/04

Frank H. Blatz, Jr., Esq.

__________**___________   Trustee                           4/30/04

Douglas E. Feldman

__________**____________ Trustee                           4/30/04

Peter W. Gavian

__________**____________ Trustee                           4/30/04

John G. Guffey, Jr.

__________**____________ Trustee                           4/30/04

M. Charito Kruvant

__________**____________ Trustee                           4/30/04

Arthur J. Pugh

__________**____________ Trustee                           4/30/04

David R. Rochat

__________**____________ Trustee                           4/30/04

D. Wayne Silby

**By Lancelot A. King as Attorney-in-fact, pursuant to Power of Attorney.

/s/ Lancelot A. King